FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04356
                                   ---------

                FRANKLIN CALIFORNIA TAX-FREE TRUST
                ----------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -----------------------------------------------
       (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  6/30
                          ----

Date of reporting period: 3/31/07
                          -------



ITEM 1. SCHEDULE OF INVESTMENTS.


Franklin California Tax-Free Trust

QUARTERLY STATEMENTS OF INVESTMENTS

MARCH 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Franklin California Insured Tax-Free Income Fund ......................    3

Franklin California Intermediate-Term Tax-Free Income Fund ............   15

Franklin California Limited-Term Tax-Free Income Fund .................   23

Franklin California Tax-Exempt Money Fund .............................   25

Notes to Statements of Investments ....................................   30


                                  [LOGO](R)
                             FRANKLIN TEMPLETON
                                 INVESTMENTS

                    FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Franklin California Tax-Free Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 98.8%
MUNICIPAL BONDS 98.8%
CALIFORNIA 98.8%
ABAG Finance Authority for Nonprofit Corps. COP,
  Lincoln Child Center Inc., California Mortgage Insured, 6.125%, 11/01/24 ..................      $  2,055,000     $  2,124,233
  Lytton Gardens Inc., Refunding, California Mortgage Insured, 6.00%, 2/15/30 ...............         3,500,000        3,604,895
  Odd Fellows Home, California Mortgage Insured, 6.00%, 8/15/24 .............................         5,000,000        5,091,550
ABAG Finance Authority for Nonprofit Corps. Revenue,
  Poway Retirement Housing Foundation Housing Inc. Project, Series A, California Mortgage
  Insured, 5.375%, 11/15/25 .................................................................         5,145,000        5,355,739
  Sansum-Santa Barbara, Refunding, Series A, California Mortgage Insured, 5.60%, 4/01/26 ....         2,750,000        2,890,168
Acalanes UHSD, GO, Capital Appreciation, Election of 2002, Series A, FGIC Insured, zero cpn.,
  8/01/25 ...................................................................................         9,045,000        3,591,227
Alameda Corridor Transportation Authority Revenue, AMBAC Insured, zero cpn. to 10/01/12,
   5.25% thereafter, 10/01/21 ...............................................................        64,660,000       53,458,948
   5.45% thereafter, 10/01/25 ...............................................................        25,000,000       20,603,750
Alameda Power and Telecommunication Electric System Revenue COP, Refunding, Series A,
  MBIA Insured, 5.75%, 7/01/30 ..............................................................         3,305,000        3,536,185
Alhambra City Elementary School District GO,
   Capital Appreciation, Election of 1999, Series B, FGIC Insured, zero cpn., 9/01/27 .......         3,035,000        1,206,898
   Series A, FSA Insured, Pre-Refunded, 5.60%, 9/01/24 ......................................         2,065,000        2,183,242
Antelope Valley UHSD, GO, Series A, MBIA Insured, 5.00%, 2/01/27 ............................         5,000,000        5,259,600
Arcadia USD, GO, Capital Appreciation, Election of 2006, Series A, FSA Insured, zero cpn.,
   8/01/29 ..................................................................................         5,110,000        1,763,001
   8/01/33 ..................................................................................        11,690,000        3,290,501
   8/01/39 ..................................................................................         9,620,000        1,998,747
   8/01/46 ..................................................................................        27,665,000        4,040,197
Arcata Joint Powers Financing Authority Wastewater Revenue, FSA Insured, 5.80%, 12/01/22 ....         1,080,000        1,117,800
Atascadero CDA Tax Allocation, Redevelopment Project, XLCA Insured, 5.00%, 9/01/34 ..........         4,315,000        4,522,983
Baldwin Park RDA Tax Allocation, Refunding, FSA Insured, 5.70%, 9/01/25 .....................         4,000,000        4,329,800
Beaumont USD, COP, Refunding, Series A, FSA Insured, 5.80%, 1/01/21 .........................         1,500,000        1,538,055
Brea and Olinda USD, GO, Series A, FGIC Insured, 5.60%, 8/01/20 .............................         1,000,000        1,062,810
Brentwood Infrastructure Financing Authority Infrastructure Revenue, Refunding, Series A,
  FSA Insured, 5.00%, 9/02/32 ...............................................................         3,800,000        3,999,196
Cabrillo Community College District GO,
  a Capital Appreciation, Election of 2004, Series B, MBIA Insured, zero cpn., 8/01/39 ......        12,570,000        2,645,357
    Series C, AMBAC Insured, Pre-Refunded, 5.375%, 5/01/26 ..................................         5,400,000        5,786,370
Calexico USD, CFD No. 1 Special Tax, AMBAC Insured, Pre-Refunded, 5.60%, 9/01/17 ............         2,930,000        3,012,948
California Community College Financing Authority Lease Revenue, Grossmont Palomar and
  Shasta, Series A, MBIA Insured, 5.125%, 4/01/31 ...........................................         3,030,000        3,193,135
California Educational Facilities Authority Revenue,
    Pomona College, Series B, Pre-Refunded, 5.50%, 7/01/29 ..................................         4,455,000        4,686,437
    Stanford University, Refunding, Series M, 5.25%, 12/01/26 ...............................         6,450,000        6,579,193
    Stanford University, Refunding, Series O, 5.125%, 1/01/31 ...............................        24,705,000       25,180,818
    Stanford University, Series N, 5.35%, 6/01/27 ...........................................        21,250,000       21,673,937
    Stanford University, Series N, 5.20%, 12/01/27 ..........................................         6,000,000        6,113,880
    University of Southern California, Series C, Pre-Refunded, 5.125%, 10/01/28 .............         3,845,000        3,913,902
California Health Facilities Financing Authority Revenue,
    Catholic Healthcare West, Refunding, ACA Insured, 5.00%, 7/01/28 ........................        10,000,000       10,121,500
    Catholic Healthcare West, Refunding, Series A, 5.00%, 7/01/28 ...........................        12,995,000       13,205,779


                                         Quarterly Statements of Investments | 3

Franklin California Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
California Health Facilities Financing Authority Revenue (continued)
    Catholic Healthcare West, Refunding, Series A, MBIA Insured, 6.00%, 7/01/17 .............      $  3,970,000     $  4,031,654
    Catholic Healthcare West, Series A, Pre-Refunded, 5.00%, 7/01/28 ........................         2,005,000        2,060,579
    Community Health Facilities, Series A, California Mortgage Insured, 5.80%, 8/01/25 ......         1,130,000        1,182,929
    The Help Group, Refunding, California Mortgage Insured, 5.40%, 8/01/22 ..................         5,000,000        5,124,400
    Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28 ........................................        15,400,000       15,700,762
    Kaiser Permanente, Series B, ETM, 5.00%, 10/01/18 .......................................         5,000,000        5,138,600
    Kaiser Permanente, Series B, ETM, 5.00%, 10/01/20 .......................................         4,000,000        4,109,120
    Marshall Hospital, Refunding, Series A, California Mortgage Insured, 5.30%, 11/01/28 ....         3,325,000        3,399,314
    Northern California Presbyterian, Refunding, 5.40%, 7/01/28 .............................         5,000,000        5,046,150
    Orange County Health Facility, Series A, California Mortgage Insured, 6.20%, 11/01/24 ...         3,435,000        3,553,164
    Senior Living, Aldersly, Series A, California Mortgage Insured, 5.25%, 3/01/32 ..........         2,000,000        2,097,060
    Sutter Health, Refunding, Series A, MBIA Insured, 5.00%, 8/15/19 ........................         1,585,000        1,638,874
    Sutter Health, Refunding, Series A, MBIA Insured, 5.00%, 8/15/38 ........................         3,735,000        3,834,724
    Sutter Health, Series A, MBIA Insured, Pre-Refunded, 5.00%, 8/15/19 .....................           115,000          119,806
    Sutter Health, Series A, MBIA Insured, Pre-Refunded, 5.00%, 8/15/38 .....................           265,000          276,074
    True to Life Children's Services, Series A, California Mortgage Insured, 5.625%, 9/01/25          1,250,000        1,306,950
    UCSF-Stanford Health Care, Series A, FSA Insured, Pre-Refunded, 5.00%, 11/15/28 .........         9,530,000        9,846,777
California HFAR, Home Mortgage, Series N, AMBAC Insured, zero cpn. to 2/01/10, 6.30%
  thereafter, 8/01/31 .......................................................................           240,000          203,736
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges,
  first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33 .........................         8,460,000        9,453,035
California PCFA, PCR, Southern California Edison Co., Refunding, Series C, MBIA Insured,
  5.55%, 9/01/31 ............................................................................         4,800,000        5,022,816
California Public School District Financing Authority Lease Revenue, Southern Kern USD,
  Series B, FSA Insured, ETM, 5.90%, 9/01/26 ................................................         1,615,000        1,927,260
California State Department of Water Resources Central Valley Project Revenue, Water System,
  Refunding, Series Q, MBIA Insured, 5.375%, 12/01/27 .......................................           365,000          369,610
California State Department of Water Resources Water Revenue,
    Central Valley Project, Refunding, Series AD, FSA Insured, 5.00%, 12/01/26 ..............         2,170,000        2,304,149
    Refunding, Series W, FSA Insured, 5.125%, 12/01/29 ......................................         5,000,000        5,219,350
    System, Central Valley Project, Refunding, Series AC, MBIA Insured, 5.00%, 12/01/26 .....         3,575,000        3,784,459
California State GO,
    5.00%, 10/01/27 .........................................................................        30,790,000       31,498,478
    FGIC Insured, 5.375%, 6/01/26 ...........................................................         1,610,000        1,622,284
    FSA Insured, Pre-Refunded, 5.50%, 9/01/29 ...............................................        34,500,000       36,396,465
    MBIA Insured, 6.00%, 8/01/16 ............................................................           210,000          211,682
    MBIA Insured, 6.00%, 10/01/21 ...........................................................            65,000           65,794
    Refunding, 5.125%, 6/01/31 ..............................................................        25,000,000       26,056,500
    Refunding, MBIA Insured, 5.00%, 8/01/29 .................................................        20,250,000       20,933,640
California State Local Government Finance Authority Revenue, Marin Valley Mobile, Senior
  Series A, FSA Insured, 5.80%, 10/01/20 ....................................................         4,275,000        4,407,183
California State Public Works Board Lease Revenue, Department of Mental Health Hospital,
  Series A, AMBAC Insured, 5.00%,
    12/01/21 ................................................................................         4,100,000        4,303,155
    12/01/26 ................................................................................         5,675,000        5,902,567


4 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
California State University Foundation Revenue, Monterey Bay, MBIA Insured, Pre-Refunded,
  5.35%, 6/01/31 ............................................................................      $  2,000,000     $  2,139,540
California State University of Los Angeles Auxiliary Services Inc. Revenue, MBIA Insured,
  Pre-Refunded, 5.125%, 6/01/33 .............................................................         3,200,000        3,395,648
California State University Revenue, Systemwide,
    Refunding, Series C, MBIA Insured, 5.00%, 11/01/28 ......................................        23,215,000       24,677,545
    Series A, FSA Insured, 5.00%, 11/01/27 ..................................................        10,000,000       10,685,300
California State University Revenue and Colleges Revenue, Systemwide, Refunding, Series A,
  AMBAC Insured, 5.00%, 11/01/33 ............................................................        22,000,000       22,854,920
California Statewide CDA,
    COP, Children's Hospital, Los Angeles, 5.25%, 8/15/29 ...................................        12,250,000       12,596,797
    COP, Kaiser Permanente, ETM, 5.30%, 12/01/15 ............................................         9,700,000       10,300,818
    COP, MBIA Insured, 5.00%, 4/01/18 .......................................................         3,000,000        3,065,970
    COP, Refunding, California Mortgage Insured, 5.75%, 8/01/21 .............................         9,585,000       10,036,741
    COP, Refunding, FSA Insured, 5.50%, 8/15/31 .............................................         7,000,000        7,344,890
    MFHR, Silver Ridge Apartments, Mandatory Put 8/01/21, Series H, FNMA Insured, 5.80%,
     8/01/33 ................................................................................         2,785,000        2,952,629
California Statewide CDA Revenue,
    Brentwood School, Series A, FSA Insured, 5.25%, 10/01/29 ................................         7,625,000        7,833,696
    COP, John Muir/Mt. Diablo Health System, MBIA Insured, 5.125%, 8/15/22 ..................         5,000,000        5,122,850
    Hospital Monterey Peninsula, Series B, FSA Insured, 5.25%, 6/01/23 ......................         2,000,000        2,145,320
    Refunding, California Mortgage Insured, 5.00%, 8/01/21 ..................................         2,035,000        2,125,639
California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program,
    Refunding, Series A, FSA Insured, 5.00%, 10/01/32 .......................................         9,320,000        9,677,608
    Refunding, Series B, FSA Insured, 5.75%, 10/01/29 .......................................         1,465,000        1,538,558
    Series B, FSA Insured, Pre-Refunded, 5.65%, 10/01/26 ....................................         2,400,000        2,566,128
    Series B, FSA Insured, Pre-Refunded, 5.65%, 10/01/26 ....................................         1,020,000        1,086,300
Campbell USD, GO, FSA Insured, 5.00%, 8/01/27 ...............................................         7,150,000        7,442,506
Castaic Lake Water Agency Revenue COP,
    1999 Project, Refunding, AMBAC Insured, 4.50%, 8/01/26 ..................................         7,700,000        7,705,390
    Series A, MBIA Insured, 5.00%, 8/01/29 ..................................................         8,000,000        8,283,520
Central USD, GO, Election of 2004, Series B, FSA Insured, 5.00%, 8/01/31 ....................         3,500,000        3,727,920
Chabot-Las Positas Community College District GO, Capital Appreciation Bonds, Series C,
  AMBAC Insured, zero cpn.,
    8/01/35 .................................................................................        10,000,000        2,515,900
    8/01/36 .................................................................................        10,000,000        2,388,600
    8/01/37 .................................................................................        15,045,000        3,411,303
Chaffey Community College District GO,
    Refunding, Series A, FSA Insured, 5.00%, 7/01/27 ........................................           270,000          283,854
    Series A, FSA Insured, Pre-Refunded, 5.00%, 7/01/27 .....................................         5,480,000        5,902,289
Charter Oak USD, GO, Election of 2000, Series D, FGIC Insured, 5.00%, 8/01/30 ...............         3,115,000        3,320,310
Chico PFAR, Merged Redevelopment Project Area, MBIA Insured, 5.125%, 4/01/24 ................         2,790,000        2,945,096
Chino Basin Regional Financing Authority Revenue, Municipal Water District, Sewer System
  Project, Refunding, AMBAC Insured, 6.00%, 8/01/16 .........................................         2,000,000        2,003,760
Chula Vista Elementary School District GO, Election of 1998, Series F, MBIA Insured, 5.00%,
  8/01/28 ...................................................................................         2,685,000        2,832,944


                                         Quarterly Statements of Investments | 5

Franklin California Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Clovis PFAR, 2001 Corp. Yard Project, AMBAC Insured, 5.00%, 3/01/27 .........................      $  3,265,000     $  3,407,615
Coachella Valley USD, GO, Election of 2005, Series A, FGIC Insured, 5.00%,
   8/01/27 ..................................................................................         3,650,000        3,863,671
   8/01/28 ..................................................................................         3,850,000        4,072,607
Compton USD, GO, Election of 2002, Series B, MBIA Insured, Pre-Refunded, 5.00%,
 6/01/29 ....................................................................................         2,000,000        2,173,900
Corona-Norco USD,
   COP, Refunding, FSA Insured, 5.125%, 4/15/25 .............................................         5,355,000        5,557,794
   COP, Refunding, FSA Insured, 5.125%, 4/15/29 .............................................         2,540,000        2,633,980
   GO, Capital Appreciation, Series B, FSA Insured, zero cpn., 9/01/23 ......................         2,320,000        1,143,226
   GO, Capital Appreciation, Series B, FSA Insured, zero cpn., 9/01/24 ......................         2,620,000        1,232,343
   GO, Capital Appreciation, Series B, FSA Insured, zero cpn., 3/01/25 ......................         1,400,000          642,138
   GO, Capital Appreciation, Series C, FGIC Insured, zero cpn., 9/01/25 .....................         4,655,000        2,089,164
   GO, Capital Appreciation, Series C, FGIC Insured, zero cpn., 9/01/26 .....................         6,080,000        2,607,530
Coronado CDA Tax Allocation, Community Development Project, MBIA Insured, 5.375%,
 9/01/26 ....................................................................................         2,700,000        2,887,542
Cucamonga County Water District COP, FGIC Insured, 5.00%, 9/01/29 ...........................         5,070,000        5,269,200
Culver City USD, GO, MBIA Insured, Pre-Refunded,
   5.125%, 8/01/37 ..........................................................................           650,000          669,994
   5.20%, 8/01/38 ...........................................................................         3,285,000        3,438,804
Delano USD, COP, Refinancing Project, MBIA Insured, 5.125%, 1/01/22 .........................         1,620,000        1,811,792
East Bay MUD Water System Revenue, Refunding, MBIA Insured, 5.00%, 6/01/26 ..................        14,000,000       14,530,740
El Centro Financing Authority Wastewater Revenue, Series A, FSA Insured, 5.25%, 10/01/35 ....         6,200,000        6,745,786
El Monte City School District GO, Election of 2004, Series A, FGIC Insured, 5.00%, 5/01/30 ..         4,500,000        4,763,205
El Monte Water Authority Revenue, Water System Project, AMBAC Insured, Pre-Refunded,
 5.60%, 9/01/34 .............................................................................         1,800,000        1,951,164
Escondido Joint Powers Financing Authority Lease Revenue, AMBAC Insured, 5.125%,
 9/01/30 ....................................................................................         3,770,000        3,898,896
Escondido USD, GO, Series A, FSA Insured, 5.00%, 8/01/26 ....................................        11,665,000       12,190,392
Eureka USD, GO, FSA Insured, 5.00%, 8/01/25 .................................................         4,145,000        4,364,934
Fairfield Suisun USD, GO,
   Election of 2002, MBIA Insured, 5.00%, 8/01/25 ...........................................         4,185,000        4,423,712
   MBIA Insured, 5.00%, 8/01/27 .............................................................        12,000,000       12,623,040
Florin Resource Conservation District COP, Elk Grove Water Service, Refunding, Series A,
 MBIA Insured, 5.00%, 3/01/33 ...............................................................         5,000,000        5,216,600
Folsom COP, Central Business District Fire Station, MBIA Insured, 5.125%, 10/01/26 ..........         2,030,000        2,147,537
Foothill/Eastern Corridor Agency Toll Road Revenue,
   Capital Appreciation, Refunding, MBIA Insured, zero cpn., 1/15/17 ........................        20,000,000       12,444,600
   Capital Appreciation, Refunding, MBIA Insured, zero cpn., 1/15/18 ........................        25,000,000       14,657,250
   Capital Appreciation, Refunding, MBIA Insured, zero cpn., 1/15/19 ........................         5,970,000        3,295,142
   senior lien, Refunding, Series A, MBIA Insured, 5.00%, 1/01/35 ...........................        66,735,000       68,325,295
Fortuna PFA Wastewater Revenue, FSA Insured, 5.00%, 10/01/36 ................................        10,125,000       10,737,360
Franklin-McKinley School District GO, Election of 2004, Series A, FGIC Insured, 5.00%,
 8/01/29 ....................................................................................         5,280,000        5,600,549
Fresno USD, GO, Refunding,
   Series B, MBIA Insured, 5.00%, 2/01/21 ...................................................         2,860,000        3,135,761
   Series C, MBIA Insured, 5.90%, 2/01/20 ...................................................         2,065,000        2,446,364
   Series C, MBIA Insured, 5.90%, 8/01/22 ...................................................         3,000,000        3,559,560


6 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Fullerton School District GO, Capital Appreciation, Series A, FGIC Insured, zero cpn.,
  8/01/23 ....................................................................................      $  3,030,000      $  1,486,548
Fullerton University Foundation Auxiliary Organization Revenue, Series A, MBIA Insured, 5.75%,
    7/01/25 ..................................................................................         1,250,000         1,340,213
    7/01/30 ..................................................................................         1,000,000         1,071,530
Gilroy USD, GO, Election of 2002, FGIC Insured, 5.00%, 8/01/30 ...............................         8,650,000         9,168,827
Glendale USD, GO, Series C, FSA Insured, 5.50%, 9/01/24 ......................................         2,750,000         2,891,378
Glendora PFAR Tax Allocation, Project No. 1, Refunding, Series A, MBIA Insured, 5.00%,
  9/01/24 ....................................................................................         5,000,000         5,259,800
Grossmont UHSD,
   COP, FSA Insured, Pre-Refunded, 5.75%, 9/01/26 ............................................         2,250,000         2,362,703
   GO, Capital Appreciation, Election of 2004, FSA Insured, zero cpn., 8/01/24 ...............         5,110,000         2,391,889
Hartnell Community College District GO, Election of 2002, Series B, FSA Insured, 5.00%,
  6/01/31 ....................................................................................         5,000,000         5,320,800
Hemet USD, COP, Nutrition Center Project, FSA Insured, Pre-Refunded, 5.875%, 4/01/27 .........         1,250,000         1,275,000
Hollister RDA Tax Allocation, Community Development Project, Refunding, AMBAC Insured,
  5.125%, 10/01/32 ...........................................................................        19,815,000        20,973,781
Huntington Beach City and School District COP, MBIA Insured, Pre-Refunded, 5.25%,
  7/01/29 ....................................................................................         1,795,000         1,895,269
Jefferson San Mateo County UHSD, GO, Refunding, Series A, MBIA Insured, 6.45%,
    8/01/25 ..................................................................................         3,045,000         3,875,920
    8/01/29 ..................................................................................         3,075,000         4,040,058
Jurupa Community Services District Special Tax, CFD No. 2, Series A, AMBAC Insured,
  5.00%, 9/01/32 .............................................................................         7,000,000         7,247,590
Jurupa USD, COP, FSA Insured, 5.625%, 9/01/24 ................................................         1,600,000         1,704,560
Kern Community College District COP, Refunding, MBIA Insured, 5.00%, 1/01/25 .................         7,800,000         7,945,548
Kern County High School District GO, FSA Insured, ETM, 6.625%,
   8/01/14 ...................................................................................         1,535,000         1,830,457
   8/01/15 ...................................................................................         1,400,000         1,694,364
Lancaster Financing Authority Tax Allocation Revenue, Subordinated, Redevelopment
  Projects No. 5 and 6, Series B, FGIC Insured, 5.00%, 2/01/35 ...............................         5,775,000         6,039,379
Lancaster School District GO, Capital Appreciation, Election of 1999, MBIA Insured, zero cpn.,
   8/01/25 ...................................................................................         5,495,000         2,453,023
   7/01/26 ...................................................................................         5,965,000         2,552,722
Lodi COP, Wastewater Treatment Project, Refunding, AMBAC Insured, 6.70%, 8/01/26 .............         8,800,000         9,019,296
Lodi Electric Systems Revenue COP, Series A, MBIA Insured, Pre-Refunded, 5.50%, 1/15/32 ......         4,000,000         4,174,320
Lodi USD, GO, MBIA Insured, 5.00%, 8/01/23 ...................................................         2,150,000         2,246,836
Long Beach Bond Finance Authority Lease Revenue,
   Aquarium of The South Pacific, Refunding, AMBAC Insured, 5.00%, 11/01/19 ..................         4,000,000         4,216,120
   Aquarium of The South Pacific, Refunding, AMBAC Insured, 5.00%, 11/01/26 ..................        11,000,000        11,488,620
   Aquarium of The South Pacific, Refunding, AMBAC Insured, 5.25%, 11/01/30 ..................         2,000,000         2,116,760
   Public Safety Facilities Projects, AMBAC Insured, 5.00%, 11/01/26 .........................         6,780,000         7,046,861
   Public Safety Facilities Projects, AMBAC Insured, 5.00%, 11/01/31 .........................        10,500,000        10,886,925
Long Beach Bond Finance Authority Tax Allocation Revenue, North Long Beach Redevelopment
  Projects, Series A, AMBAC Insured,
   5.00%, 8/01/25 ............................................................................         7,015,000         7,300,230
   5.00%, 8/01/31 ............................................................................         3,135,000         3,253,378
   Pre-Refunded, 5.00%, 8/01/25 ..............................................................         6,535,000         6,990,751
   Pre-Refunded, 5.00%, 8/01/31 ..............................................................         8,865,000         9,483,245


                                         Quarterly Statements of Investments | 7

Franklin California Tax-Free Trust

----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Long Beach University School District GO, Election of 1999, Series C, MBIA Insured,
 5.125%, 8/01/31 ............................................................................      $ 13,870,000      $ 14,354,479
Los Angeles Community College District GO,
  Series A, MBIA Insured, Pre-Refunded, 5.00%, 6/01/26 ......................................         4,000,000         4,233,760
  Series B, FSA Insured, 5.00%, 8/01/27 .....................................................         4,000,000         4,200,840
Los Angeles COP,
 Municipal Improvement Corp., Municipal Improvement Corp. of Los Angeles, Series AW,
  AMBAC Insured, 5.00%, 6/01/27 .............................................................         5,895,000         6,161,277
  Real Property Program, MBIA Insured, 5.00%, 2/01/27 .......................................         9,890,000        10,271,161
Los Angeles County COP, Antelope Valley Courthouse, Series A, AMBAC Insured, Pre-Refunded,
 5.25%,
  11/01/27 ..................................................................................         2,500,000         2,642,300
  11/01/33 ..................................................................................         2,500,000         2,642,300
Los Angeles County MTA Sales Tax Revenue, Proposition A, first tier, Senior Series A,
 MBIA Insured, Pre-Refunded, 5.25%, 7/01/27 .................................................        27,870,000        28,263,524
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects,
 District No. 14, Sub Series B, FGIC Insured, 5.00%, 10/01/29 ...............................         6,460,000         6,835,391
Los Angeles Mortgage Revenue, Refunding, Series I, MBIA Insured, 6.50%, 7/01/22 .............           765,000           768,542
Los Angeles Wastewater System Revenue, Refunding, MBIA Insured, 5.00%, 6/01/26 ..............        10,000,000        10,490,500
Los Angeles Water and Power Revenue, Power System, Refunding, Series A, MBIA Insured,
 5.00%, 7/01/24 .............................................................................        12,000,000        12,321,600
Lynwood PFA Tax Allocation, Project Area A, Refunding, Series A, FSA Insured, 5.85%,
 9/01/18 ....................................................................................         1,765,000         1,871,535
Lynwood PFA Water Revenue, Water System Improvement Project, MBIA Insured,
  5.85%, 6/01/22 ............................................................................           665,000           701,927
  5.90%, 6/01/29 ............................................................................         3,105,000         3,283,258
Madera PFA Water and Wastewater Revenue, Refunding, MBIA Insured, 5.00%, 3/01/36 ............         2,000,000         2,114,760
Marin Municipal Water District COP, Financing Project, AMBAC Insured, 5.00%, 7/01/29 ........         1,200,000         1,260,864
Mendocino County COP, Public Facilities Corp., MBIA Insured, 5.25%, 6/01/30 .................         2,680,000         2,847,875
Merced Irrigation District Electricity System Revenue, Refunding, XLCA Insured, 5.00%,
 9/01/26 ....................................................................................        10,000,000        10,570,800
Midpeninsula Regional Open Space District Financing Authority Revenue, Refunding, Series A,
 MBIA Insured, 5.00%, 9/01/24 ...............................................................         4,020,000         4,277,320
Millbrae COP, Police Department Expansion, AMBAC Insured, 5.875%, 3/01/24 ...................         1,025,000         1,088,509
Modesto Irrigation District COP, Capital Improvements, Series A, FSA Insured, 5.00%,
  7/01/26 ...................................................................................         5,000,000         5,180,900
  7/01/31 ...................................................................................         8,285,000         8,566,773
Modesto Wastewater Treatment Facility Revenue, MBIA Insured, Pre-Refunded, 5.75%,
 11/01/22 ...................................................................................        14,375,000        14,702,175
Monrovia USD, GO, Election of 2006, Series A, FSA Insured, 5.00%, 8/01/31 ...................         2,515,000         2,678,777
Montebello Community RDA Tax Allocation,
  Housing, Series A, FSA Insured, 5.45%, 9/01/19 ............................................         1,100,000         1,130,481
  Montebello Hills Redevelopment Project, Refunding, MBIA Insured, 5.60%, 3/01/19 ...........         2,460,000         2,480,024
Montebello COP, Capital Improvement Project, Refunding, FSA Insured, 5.375%, 11/01/26 .......         8,715,000         9,340,127
Moreno Valley USD, GO, Election of 2004, Series A, FSA Insured, 5.00%, 8/01/26 ..............         4,000,000         4,225,560
Morgan Hill USD, GO, FGIC Insured, Pre-Refunded, 5.50%, 8/01/25 .............................         3,840,000         4,110,605


8 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Mount Diablo USD, GO, Election of 2002,
  FGIC Insured, 5.00%, 7/01/25 ..............................................................      $  6,025,000      $  6,340,891
  MBIA Insured, 5.00%, 6/01/28 ..............................................................         1,465,000         1,552,651
  MBIA Insured, 5.00%, 6/01/29 ..............................................................         1,590,000         1,684,001
Murrieta Valley USD, COP, MBIA Insured, 5.00%, 8/01/27 ......................................         2,380,000         2,496,787
Natomas USD, GO, FSA Insured, 5.00%, 9/01/26 ................................................         2,535,000         2,662,333
Nevada Joint UHSD, GO,
  Election of 2002, Series B, FSA Insured, 5.00%, 8/01/30 ...................................         5,125,000         5,432,397
  Series A, FSA Insured, 5.00%, 8/01/26 .....................................................         1,295,000         1,353,327
Newark USD, GO, Capital Appreciation,
  Series B, FGIC Insured, zero cpn., 8/01/24 ................................................         9,905,000         3,748,250
  Series C, FSA Insured, zero cpn., 8/01/22 .................................................         2,165,000           989,600
  Series C, FSA Insured, zero cpn., 8/01/23 .................................................         2,465,000         1,056,400
  Series C, FSA Insured, zero cpn., 8/01/24 .................................................         2,560,000         1,034,138
  Series C, FSA Insured, zero cpn., 8/01/25 .................................................         2,705,000         1,029,983
Norco RDA Tax Allocation, Redevelopment Project Area No. 1, MBIA Insured, 5.625%,
 3/01/30 ....................................................................................         1,000,000         1,069,700
Northern California Public Power Agency Revenue, AMBAC Insured, Pre-Refunded, 7.50%,
 7/01/23 ....................................................................................         3,200,000         4,293,120
Oakland Revenue, 1800 Harrison Foundation, Series A, AMBAC Insured, Pre-Refunded,
 6.00%, 1/01/29 .............................................................................        10,000,000        10,636,700
Oceanside COP, AMBAC Insured, 5.20%, 4/01/23 ................................................         2,500,000         2,647,500
Orange County Sanitation Districts COP, FGIC Insured, 5.00%, 2/01/33 ........................         8,000,000         8,347,280
Orinda COP, City Offices, AMBAC Insured, 5.00%, 7/01/30 .....................................         2,155,000         2,260,142
Palm Springs Financing Authority Lease Revenue, Convention Center Project, Refunding,
 Series A, MBIA Insured, 5.00%, 11/01/25 ....................................................         2,295,000         2,395,452
Parlier USD, GO, Series B, AMBAC Insured, 6.00%, 6/01/16 ....................................         1,130,000         1,145,797
Pasadena Area Community College District GO, Election of 2002, Series A, FGIC Insured,
 5.00%, 6/01/28 .............................................................................         4,000,000         4,311,240
Pasadena USD, GO, Series B, FGIC Insured, Pre-Refunded, 5.25%, 7/01/24 ......................         1,000,000         1,046,610
Patterson Joint USD, GO, Capital Appreciation,
   Series A, FGIC Insured, zero cpn., 8/01/22 ...............................................         1,900,000           979,583
   Series A, FGIC Insured, zero cpn., 8/01/24 ...............................................         2,075,000           971,266
   Series A, FGIC Insured, zero cpn., 8/01/25 ...............................................         2,170,000           968,710
   Series A, FGIC Insured, zero cpn., 8/01/26 ...............................................         2,265,000           965,751
   Series C, FGIC Insured, zero cpn., 8/01/23 ...............................................         1,985,000           973,861
Peralta Community College District GO, Election of 2000, Series B, MBIA Insured, 5.25%,
  8/01/32 ...................................................................................         8,450,000         8,961,563
Perris CFD Special Tax, No. 93-1, Series A, AMBAC Insured, 5.125%, 8/15/23 ..................         4,000,000         4,258,120
Placer County COP, Administrative and Emergency Services, MBIA Insured, 5.65%, 6/01/24 ......         4,000,000         4,093,000
Plumas County COP, Capital Improvement Program, Series A, AMBAC Insured, 5.00%,
  6/01/33 ...................................................................................         3,280,000         3,438,522
Pomona PFA Lease Revenue, Series AN, AMBAC Insured, 5.00%,
   10/01/30 .................................................................................         5,190,000         5,468,807
   10/01/35 .................................................................................         6,635,000         6,976,968
Porterville COP, Sewer System Refining Project, Refunding, AMBAC Insured, 5.25%,
  10/01/23 ..................................................................................         3,000,000         3,081,810

                                         Quarterly Statements of Investments | 9

Franklin California Tax-Free Trust

----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Poway RDA Tax Allocation,
   MBIA Insured, Pre-Refunded, 5.75%, 6/15/33 ...............................................      $  9,250,000      $ 10,127,177
   Paguay Redevelopment Project, AMBAC Insured, 5.00%, 12/15/25 .............................         9,195,000         9,568,409
   Refunding, MBIA Insured, 5.75%, 6/15/33 ..................................................         2,225,000         2,413,235
Rancho Cucamonga RDA Tax Allocation, Rancho Redevelopment Project,
   Housing Set Aside, MBIA Insured, 5.25%, 9/01/26 ..........................................         2,000,000         2,032,860
   Refunding, FSA Insured, 5.25%, 9/01/20 ...................................................         2,500,000         2,612,475
Redwood City School District GO, FGIC Insured, 5.00%, 7/15/27 ...............................         3,000,000         3,132,630
Rescue USD, GO, Election of 1998, MBIA Insured, 5.00%, 9/01/30 ..............................         7,015,000         7,439,478
Ripon RDA Tax Allocation, Community Redevelopment Project, MBIA Insured, 5.85%,
  11/01/30 ..................................................................................         3,975,000         4,324,124
Riverside County COP, Historic Courthouse, MBIA Insured, Pre-Refunded, 5.875%, 11/01/27 .....         3,000,000         3,099,810
Roseville Financing Authority Revenue, senior lien, Series A, AMBAC Insured, 5.00%,
  9/01/25 ...................................................................................         5,675,000         5,984,004
Rowland USD, GO, Series A, FSA Insured, Pre-Refunded, 5.25%, 9/01/25 ........................         5,685,000         6,048,556
Sacramento Area Flood Control Agency Special Assessment, Subordinated, Capital AD No. 2,
  FGIC Insured, 5.80%, 11/01/16 .............................................................         1,000,000         1,021,720
Sacramento City Financing Authority Revenue,
   Capital Improvement, 300 Richards Boulevard, Series C, AMBAC Insured, 5.00%,
     12/01/25 ...............................................................................         1,130,000         1,202,026
   Capital Improvement, 300 Richards Boulevard, Series C, AMBAC Insured, 5.00%,
     12/01/26 ...............................................................................         1,185,000         1,259,560
   Capital Improvement, 300 Richards Boulevard, Series C, AMBAC Insured, 5.00%,
     12/01/31 ...............................................................................         3,415,000         3,615,973
   Capital Improvement, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/26 ..............         8,395,000         8,867,974
   Capital Improvement, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/32 ..............        21,500,000        22,711,310
   City Hall and Redevelopment Projects, Series A, FSA Insured, Pre-Refunded, 5.00%,
     12/01/28 ...............................................................................        10,000,000        10,736,900
Sacramento County Sanitation District Financing Authority Revenue, Sacramento Regional
  County Sanitation, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/35 .................        10,000,000        10,922,300
Salida Area Public Facilities Financing Agency CFD, Special Tax, No. 1988-1, FSA Insured,
  5.75%, 9/01/30 ............................................................................         3,435,000         3,696,747
Salida USD, COP, Financing Project, AMBAC Insured, 5.375%, 5/01/26 ..........................         1,645,000         1,647,237
Salinas UHSD, GO, Election of 2002, Series B, MBIA Insured, 5.00%, 6/01/31 ..................         5,000,000         5,301,250
San Bernardino City USD, GO, Election of 2004, Series B, FSA Insured, 5.00%, 8/01/28 ........        14,170,000        15,040,463
San Bernardino County COP, 1997 Public Improvement Financing Project, MBIA Insured,
  5.25%, 10/01/25 ...........................................................................         7,000,000         7,190,190
San Bernardino County SFMR, Captial Appreciation, Series A, GNMA Insured, ETM, zero cpn.,
  5/01/22 ...................................................................................        28,405,000        12,772,308
San Buenaventura Public Facilities Financing Authority Lease Revenue, Refunding, FSA Insured,
  5.75%, 6/01/14 ............................................................................         2,250,000         2,258,010
San Carlos School District GO, MBIA Insured, Pre-Refunded, 5.50%, 10/01/24 ..................         2,110,000         2,248,564
San Diego Public Facilities Financing Authority Sewer Revenue, Series B, FGIC Insured, 5.25%,
  5/15/27 ...................................................................................         2,950,000         2,984,515
San Francisco BART District Sales Tax Revenue,
   5.00%, 7/01/28 ...........................................................................         2,795,000         2,861,130
   FGIC Insured, Pre-Refunded, 5.50%, 7/01/26 ...............................................         6,500,000         6,837,675
   FGIC Insured, Pre-Refunded, 5.50%, 7/01/34 ...............................................        12,000,000        12,623,400


10 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
San Francisco City and County Airports Commission International Airport Revenue, Refunding,
  Second Series 28A, MBIA Insured, 5.125%,
   5/01/24 ...................................................................................      $  9,745,000    $ 10,166,374
   5/01/27 ...................................................................................        16,575,000      17,222,585
San Francisco City and County Public Utilities Commission Water Revenue, Refunding, Series A,
  FSA Insured, 5.00%, 11/01/31 ...............................................................         3,885,000       4,037,603
San Francisco Community College District GO, Series A, FGIC Insured, 5.00%, 6/15/26 ..........         6,000,000       6,278,700
San Francisco State University Foundation Inc. Auxiliary Organization Housing Revenue,
  MBIA Insured, 5.00%, 9/01/31 ...............................................................        13,415,000      13,928,929
San Gabriel USD, GO, Capital Appreciation, Series A, FSA Insured, zero cpn.,
   8/01/26 ...................................................................................         3,530,000       1,505,121
   2/01/27 ...................................................................................         1,850,000         770,100
San Joaquin Delta Community College District GO, Election of 2004, Series A, FSA Insured,
   5.00%, 8/01/29 ............................................................................           520,000         551,569
   Pre-Refunded, 5.00%, 8/01/29 ..............................................................         4,530,000       4,958,583
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
   Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/15/26 ...............        13,155,000       5,745,315
   Refunding, Series A, MBIA Insured, 5.375%, 1/15/29 ........................................        18,075,000      18,457,105
   Refunding, Series A, MBIA Insured, 5.25%, 1/15/30 .........................................        11,860,000      12,109,653
   senior lien, MBIA Insured, 5.00%, 1/01/33 .................................................        10,035,000      10,045,938
San Jose Financing Authority Lease Revenue, Civic Center Project, Series B, AMBAC Insured,
 5.00%, 6/01/27 ..............................................................................        10,000,000      10,362,300
San Jose MFHR, Sixth and Martha Family Apartments, FNMA Insured, 5.875%, 3/01/33 .............         3,500,000       3,648,540
San Juan USD, GO, Election of 1998, Series A, MBIA Insured, 5.00%, 8/01/28 ...................         5,115,000       5,363,077
San Leandro COP, Library and Fire Stations Financing, AMBAC Insured, 5.75%, 11/01/29 .........         5,000,000       5,345,500
San Marcos Public Facilities Authority Revenue, Senior Tax Increment Project Area 3, Series A,
  MBIA Insured, Pre-Refunded,
   5.75%, 10/01/29 ...........................................................................         5,340,000       5,822,576
   5.80%, 10/01/30 ...........................................................................         7,800,000       8,474,544
San Marino USD, GO, Series A, MBIA Insured, zero cpn., 7/01/25 ...............................         6,080,000       2,724,144
San Mateo County Community College District GO, Election of 2001, Series C, 5.00%,
  3/01/31 ....................................................................................         3,760,000       3,981,502
San Mateo GO, Library Improvement Project, Series A, AMBAC Insured, 5.25%, 8/01/30 ...........         5,790,000       6,249,089
San Ramon PFA Tax Allocation, Series A, AMBAC Insured, 5.00%, 2/01/38 ........................         5,000,000       5,243,250
Santa Ana USD, COP, Capital Appreciation Financing Project, FSA Insured, zero cpn.,
  4/01/24 ....................................................................................        14,245,000       6,709,822
Santa Clara COP, Refunding, AMBAC Insured, 5.00%, 2/01/27 ....................................         5,555,000       5,793,865
Santa Clara County Financing Authority Lease Revenue, Refunding, Series A, AMBAC Insured,
  5.00%, 11/15/22 ............................................................................         3,950,000       4,060,165
Santa Monica PFA Lease Revenue, Civic Center Parking Project, XLCA Insured, 5.00%,
  7/01/33 ....................................................................................        11,050,000      11,554,211
Santa Rosa Wastewater Revenue, Series B, FGIC Insured, 5.125%, 9/01/31 .......................         4,000,000       4,221,880
Santa Rosa Wastewater Service Facilities District Revenue, Refunding and Improvement,
  AMBAC Insured, 6.00%, 7/02/15 ..............................................................         2,000,000       2,219,740
Sequoia UHSD, GO, Refunding, FSA Insured, 5.00%, 7/01/28 .....................................         3,060,000       3,265,051


                                        Quarterly Statements of Investments | 11

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Shasta Tehama Trinity Joint Community College District GO, Election of 2002, Series B,
  FSA Insured, 5.00%, 8/01/30 .................................................................      $  9,070,000    $  9,667,804
Sonoma CDA Tax Allocation, Redevelopment Project, MBIA Insured, 5.70%, 12/01/30 ...............         3,455,000       3,693,637
Sonoma Valley USD, GO, FSA Insured, 6.00%, 7/15/21 ............................................         2,400,000       2,415,672
South Gate COP, Series A, AMBAC Insured, 5.00%, 9/01/24 .......................................         3,155,000       3,310,037
South San Francisco COP, 5.00%, 4/01/29 .......................................................         2,000,000       2,045,580
Southern California Public Power Authority Power Project Revenue, Series A, AMBAC Insured,
  5.00%, 7/01/33 ..............................................................................        29,000,000      30,325,300
Southern Kern USD, COP, Capital Appreciation, Building Program, Series B, FSA Insured,
  5.625%, 9/01/26 .............................................................................         2,250,000       2,332,710
Southern Mono Health Care District GO, Series A, MBIA Insured, 5.00%, 8/01/24 .................         3,005,000       3,130,128
Southern Mono Health Care District Revenue, Capital Appreciation, Series A, MBIA Insured,
  zero cpn.,
    8/01/28 ...................................................................................         2,340,000         890,908
    8/01/29 ...................................................................................         2,440,000         885,915
    8/01/30 ...................................................................................         2,550,000         882,759
    8/01/31 ...................................................................................         2,660,000         877,800
Stanislaus County Board of Education COP, FSA Insured, 5.70%, 9/01/24 .........................         2,000,000       2,111,020
Stockton Port District Port Facilities Revenue, Refunding and Improvement, Series B,
  FSA Insured, 5.90%, 7/01/12 .................................................................         2,195,000       2,250,885
Stockton Revenue COP, Wastewater System Project, Refunding, Series A, MBIA Insured, 5.00%,
  9/01/23 .....................................................................................         6,500,000       6,736,340
Susanville PFAR, MBIA Insured, 5.70%, 6/01/30 .................................................         3,000,000       3,232,440
Tahoe-Truckee USD, GO, ID No. 2, Series A, FGIC Insured, Pre-Refunded, 5.75%, 8/01/20 .........         4,340,000       4,596,017
Travis USD, COP, FGIC Insured, 5.00%, 9/01/36 .................................................         8,230,000       8,690,551
Tri-City Hospital District Revenue,
    MBIA Insured, 6.00%, 2/01/22 ..............................................................         2,350,000       2,354,418
    Refunding, Series A, MBIA Insured, 5.625%, 2/15/17 ........................................         2,750,000       2,781,268
Truckee PFA Lease Revenue, Series A, AMBAC Insured, Pre-Refunded, 6.00%, 11/01/30 .............         1,990,000       2,104,166
Turlock Auxiliary Organization Revenue COP, California State University, Stanislaus Foundation,
  MBIA Insured, 5.875%, 6/01/22 ...............................................................         1,920,000       1,945,747
Turlock PFA Sewer Revenue, FGIC Insured, 5.50%, 9/15/29 .......................................         6,855,000       7,210,295
Union City CRDA Tax Allocation Revenue, Community Redevelopment Project, AMBAC Insured,
  5.75%, 10/01/32 .............................................................................        14,100,000      14,924,427
Union Elementary School District GO, Capital Appreciation,
   Series A, FGIC Insured, zero cpn., 9/01/24 .................................................         2,000,000         940,720
   Series B, FGIC Insured, zero cpn., 9/01/25 .................................................         5,500,000       2,468,400
   Series B, FGIC Insured, zero cpn., 9/01/26 .................................................         5,850,000       2,508,890
University of California Revenues, Multi Purpose Projects,
   Series H, FGIC Insured, Pre-Refunded, 5.50%, 9/01/28 .......................................         2,500,000       2,545,125
   Series K, Pre-Refunded, 5.00%, 9/01/23 .....................................................         3,160,000       3,255,906
   Series M, FGIC Insured, Pre-Refunded, 5.125%, 9/01/30 ......................................         8,720,000       9,124,521
Vacaville PFA Tax Allocation Revenue, Vacaville Redevelopment Projects, FSA Insured, 5.00%,
  9/01/31 .....................................................................................         5,095,000       5,246,933
Vacaville USD, GO, Election of 2001, MBIA Insured, 5.00%, 8/01/30 .............................        12,670,000      13,384,335


12 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Vista USD, GO,
     Capital Appreciation, Series A, FSA Insured, zero cpn., 8/01/26 ........................    $    7,150,000    $    3,048,617
     Capital Appreciation, Series A, FSA Insured, zero cpn., 2/01/27 ........................         4,795,000         1,996,015
     Series A, FSA Insured, 5.25%, 8/01/25 ..................................................         5,000,000         5,336,350
  Washington Township Health Care District Revenue,
     5.00%, 7/01/18 .........................................................................         2,000,000         2,049,400
     5.125%, 7/01/23 ........................................................................           450,000           461,430
  Washington USD, GO, Yolo County, Election of 1999, Series A, FGIC Insured, 5.375%,
   8/01/25 ..................................................................................         2,045,000         2,190,461
  West Basin Municipal Water District Revenue COP,
     1992 Project, Refunding, Series A, AMBAC Insured, 5.50%, 8/01/17 .......................         3,370,000         3,424,392
     Refunding, Series A, MBIA Insured, 5.00%, 8/01/24 ......................................         2,500,000         2,628,375
     Refunding, Series A, MBIA Insured, 5.00%, 8/01/30 ......................................         5,745,000         6,017,141
  Western Placer USD Financing Corp. COP, Pre-Refunded, 5.55%, 11/01/30 .....................         6,930,000         7,634,504
  Westlands Water District Revenue COP,
     MBIA Insured, 5.00%, 9/01/29 ...........................................................        11,775,000        12,278,852
     Series A, MBIA Insured, 5.00%, 9/01/35 .................................................         1,460,000         1,530,036
  Woodland Finance Authority Lease Revenue, Capital Projects, Refunding, XLCA Insured, 5.00%,
   3/01/32 ..................................................................................         6,340,000         6,651,928
  Woodland Finance Authority Wastewater Revenue, second senior lien, MBIA Insured, 5.00%,
     3/01/33 ................................................................................         3,870,000         4,060,404
     3/01/35 ................................................................................         2,590,000         2,715,667
  Woodside Elementary School District GO, Election of 2005, MBIA Insured, Pre-Refunded,
   5.00%, 10/01/29 ..........................................................................         4,435,000         4,878,012
                                                                                                                   --------------
  TOTAL LONG TERM INVESTMENTS (COST $1,856,833,965) .........................................                       1,990,807,341
                                                                                                                   --------------
  SHORT TERM INVESTMENTS 0.6%
  MUNICIPAL BONDS 0.6%
  CALIFORNIA 0.6%
b California State Department of Water Resources Power Supply Revenue,
     Refunding, Sub Series F-5, Weekly VRDN and Put, 3.70%, 5/01/22 .........................         4,300,000         4,300,000
     Refunding, Sub Series G-3, FSA Insured, Weekly VRDN and Put, 3.55%, 5/01/16 ............           400,000           400,000
     Series B-5, Daily VRDN and Put, 3.65%, 5/01/22 .........................................         1,800,000         1,800,000
     Series C-7, FSA Insured, Weekly VRDN and Put, 3.55%, 5/01/22 ...........................           500,000           500,000
     Series C-9, Weekly VRDN and Put, 3.53%, 5/01/22 ........................................           800,000           800,000
b California State Economic Recovery GO, Series C-1, Daily VRDN and Put, 3.73%, 7/01/23 .....           200,000           200,000
b California State Economic Recovery Revenue,
     Series C-3, Daily VRDN and Put, 3.65%, 7/01/23 .........................................           100,000           100,000
     Series C-16, FSA Insured, Weekly VRDN and Put, 3.50%, 7/01/23 ..........................           400,000           400,000
b California State GO, Kindergarten-University,
     Refunding, Series B-2, Daily VRDN and Put, 3.55%, 5/01/34 ..............................         2,700,000         2,700,000
     Series B-3, Daily VRDN and Put, 3.61%, 5/01/34 .........................................           500,000           500,000
b Los Angeles Water and Power Revenue, Refunding, Sub Series B-1, Weekly VRDN and Put,
   3.55%, 7/01/34 ...........................................................................           400,000           400,000
b Metropolitan Water District Southern California Waterworks Revenue, Series C-2, Daily VRDN
   and Put, 3.63%, 7/01/36 ..................................................................           700,000           700,000
                                                                                                                   --------------
  TOTAL SHORT TERM INVESTMENTS (COST $12,800,000) ...........................................                          12,800,000
                                                                                                                   --------------


                                        Quarterly Statements of Investments | 13

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                                         VALUE
------------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS (COST $1,869,633,965) 99.4% ..............................................                        $2,003,607,341
 OTHER ASSETS, LESS LIABILITIES 0.6% ........................................................                            12,883,094
                                                                                                                     --------------
 NET ASSETS 100.0% ..........................................................................                        $2,016,490,435
                                                                                                                     ==============

See Selected Portfolio Abreviations on page 29.

a     Security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


14 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin California Tax-Free Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 97.7%
MUNICIPAL BONDS 97.7%
CALIFORNIA 95.6%
ABAG Finance Authority for Nonprofit Corps. COP, Rhoda Haas Goldman Plaza, California
  Mortgage Insured, 5.125%, 5/15/15 ..........................................................      $  3,000,000     $  3,076,560
ABAG Finance Authority for Nonprofit Corps. Revenue, San Diego Hospital Assn., Series C,
  5.125%, 3/01/18 ............................................................................         2,695,000        2,790,726
  5.25%, 3/01/19 .............................................................................         2,315,000        2,412,832
ABAG Revenue, Refunding, Series A-E,
  5.05%, 9/15/07 .............................................................................           610,000          612,733
  5.40%, 9/15/14 .............................................................................         2,455,000        2,512,570
ABAG Water and Wastewater Revenue, Pooled Financing Program, Refunding, Series A, FSA
 Insured, 5.00%, 10/01/10 ....................................................................         2,485,000        2,585,891
Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien, Refunding,
 Series A, AMBAC Insured, zero cpn., 10/01/17 ................................................        10,000,000        6,525,700
Alameda-Contra Costa Transportation District COP, Refunding, AMBAC Insured, 4.375%,
 8/01/14 .....................................................................................         1,330,000        1,365,511
Antelope Valley UHSD, GO, Series A, MBIA Insured,
   4.50%, 8/01/13 ............................................................................         1,230,000        1,292,066
   4.625%, 8/01/14 ...........................................................................         1,250,000        1,318,225
Antioch PFA, Reassessment Revenue, sub. lien, Refunding, Sub Series B, 5.40%, 9/02/07 ........         1,080,000        1,082,603
Arcadia USD, GO, Capital Appreciation, Election of 2006, Series A, FSA Insured, zero cpn.,
 8/01/22 .....................................................................................         4,065,000        2,004,858
Banning Utility Authority Water Enterprise Revenue, Refunding and Improvement Projects,
 FGIC Insured, 5.00%, 11/01/21 ...............................................................         1,080,000        1,157,188
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding, Series F,
 5.00%, 4/01/21 ..............................................................................        10,000,000       10,717,800
Brentwood Infrastructure Financing Authority Infrastructure Revenue, Refunding, Series A,
 FSA Insured, 4.00%, 9/02/17 .................................................................         1,485,000        1,493,479
Burbank Electric Revenue, MBIA Insured, 4.00%,
   6/01/11 ...................................................................................         1,000,000        1,018,770
   6/01/12 ...................................................................................         1,000,000        1,021,000
Burbank USD, GO,
   Capital Appreciation, Election of 1997, Series C, FGIC Insured, zero cpn., 8/01/15 ........         4,600,000        3,332,378
   Capital Appreciation, Election of 1997, Series C, FGIC Insured, zero cpn., 8/01/16 ........         4,670,000        3,227,904
   Election of 1997, Series C, FGIC Insured, 4.00%, 8/01/12 ..................................         2,500,000        2,554,050
Burbank Water and Power Electric Revenue, MBIA Insured, 4.00%, 6/01/11 .......................         5,045,000        5,048,531
California Educational Facilities Authority Revenue,
   Pooled College and University Projects, Series B, Pre-Refunded, 6.125%, 4/01/13 ...........         1,000,000        1,020,000
   Stanford University, Refunding, Series R, 4.00%, 11/01/11 .................................         1,000,000        1,020,520
California Health Facilities Financing Authority Revenue,
   The Episcopal Home, California Mortgage Insured, 4.625%, 2/01/12 ..........................         1,350,000        1,395,603
   The Episcopal Home, California Mortgage Insured, 4.75%, 2/01/13 ...........................         1,200,000        1,247,088
   Kaiser Permanente, Series B, ETM, 5.25%, 10/01/13 .........................................         5,000,000        5,166,150
   Kaiser Permanente, Series B, ETM, 5.25%, 10/01/14 .........................................         2,000,000        2,065,580
   Kaiser Permanente, Series B, ETM, 5.25%, 10/01/16 .........................................         3,850,000        3,972,854
   Paradise Valley Estates, Refunding, California Mortgage Insured, 3.875%, 1/01/09 ..........         1,555,000        1,542,094
   Paradise Valley Estates, Refunding, California Mortgage Insured, 4.125%, 1/01/10 ..........         1,000,000        1,007,560
   Paradise Valley Estates, Refunding, California Mortgage Insured, 5.00%, 1/01/11 ...........         1,480,000        1,538,179
   Paradise Valley Estates, Refunding, California Mortgage Insured, 4.375%, 1/01/12 ..........         1,000,000        1,022,500


                                        Quarterly Statements of Investments | 15

Franklin California Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                       PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
California Health Facilities Financing Authority Revenue, (continued)
   Paradise Valley Estates, Refunding, California Mortgage Insured, 5.00%, 1/01/13 .........       $  1,815,000     $  1,921,504
   Paradise Valley Estates, Refunding, California Mortgage Insured, 5.00%, 1/01/14 .........          1,635,000        1,726,625
   Sutter Health, Refunding, Series A, MBIA Insured, 5.875%, 8/15/16 .......................          3,750,000        3,817,275
California HFA, SFM Purchase Revenue, Class III, Series A-1, MBIA Insured, 5.70%,
 8/01/11 ...................................................................................            275,000          277,252
California State Department of Water Resources Central Valley Project Revenue, Water System,
   Refunding, Series S, 5.00%, 12/01/19 ....................................................          1,915,000        1,950,274
   Series S, Pre-Refunded, 5.00%, 12/01/19 .................................................          2,085,000        2,125,178
California State Department of Water Resources Power Supply Revenue, Series A,
   5.50%, 5/01/12 ..........................................................................          2,000,000        2,168,020
   Pre-Refunded, 5.125%, 5/01/18 ...........................................................          2,500,000        2,699,825
California State Economic Recovery Revenue, Series A, 5.00%, 7/01/15 ........................        10,670,000       11,508,342
California State GO,
   5.25%, 6/01/16 ..........................................................................            630,000          634,624
   Pre-Refunded, 5.00%, 11/01/12 ...........................................................          1,335,000        1,417,209
   Refunding, 4.00%, 2/01/10 ...............................................................          6,900,000        6,969,552
   Refunding, 5.00%, 11/01/12 ..............................................................            665,000          701,921
   Refunding, 5.25%, 2/01/14 ...............................................................          4,000,000        4,332,520
   Refunding, MBIA Insured, 5.00%, 2/01/18 .................................................          1,175,000        1,199,898
   Veterans, Refunding, Series B, 5.25%, 12/01/15 ..........................................          2,310,000        2,382,603
California State Public Works Board Lease Revenue,
   Department of Forestry and Fire Protection, Series A, 4.875%, 10/01/18 ..................          1,325,000        1,353,527
   University of California Research Project, Series E, 5.00%, 10/01/23 ....................          3,910,000        4,165,401
   University of California Research Project, Series E, 5.00%, 10/01/24 ....................          2,310,000        2,457,147
   Various California Community College Projects, Refunding, Series C, 5.50%, 9/01/09 ......          1,555,000        1,582,104
California Statewide CDA, COP,
   Kaiser Permanente, ETM, 5.30%, 12/01/15 .................................................          2,000,000        2,123,880
   St. Joseph Health System, Refunding, 5.00%, 7/01/12 .....................................          2,180,000        2,229,922
   St. Joseph Health System Obligation Group, 5.25%, 7/01/11 ...............................          1,005,000        1,034,145
California Statewide CDA Revenue,
   Daughters of Charity Health, Refunding, Series G, 5.25%, 7/01/13 ........................          1,000,000        1,064,970
   Insured Health Facility, Jewish Home, California Mortgage Insured, 5.00%, 11/15/18 ......          3,000,000        3,163,800
   Kaiser Permanente, Mandatory Put 5/01/11, Series I, 3.45%, 4/01/35 ......................          5,000,000        4,934,400
   Kaiser Permanente, Mandatory Put 6/01/12, Series C, 3.85%, 11/01/29 .....................         10,000,000        9,985,700
   Mission Community, California Mortgage Insured, 4.40%, 11/01/10 .........................          1,100,000        1,122,209
   Mission Community, California Mortgage Insured, 4.50%, 11/01/11 .........................          1,145,000        1,177,850
   Viewpoint School, Refunding, ACA Insured, 4.50%, 10/01/17 ...............................            460,000          460,580
   Viewpoint School, Refunding, ACA Insured, 4.75%, 10/01/18 ...............................            480,000          486,950
Cathedral City 1915 Act Special Assessment, Limited Obligation, Cove ID 04-02, 5.00%,
 9/02/24 ...................................................................................          1,000,000        1,010,370
Central California Joint Powers Health Financing Authority COP, Community Hospitals of
 Central California,
   5.125%, 2/01/13 .........................................................................          1,375,000        1,413,019
   5.25%, 2/01/14 ..........................................................................          1,435,000        1,482,369
   5.75%, 2/01/16 ..........................................................................          1,585,000        1,659,194


16 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

--------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                       PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Central Valley Financing Authority Cogeneration Project Revenue, Carson Ice General Project,
  Refunding, MBIA Insured, 5.00%, 7/01/17 ...................................................      $  2,000,000    $  2,052,980
Cerritos PFAR Tax Allocation, Redevelopment Project, Refunding, Series A, AMBAC Insured,
  3.00%, 11/01/11 ...........................................................................         2,585,000       2,491,165
Chaffey Community College District COP, Pre-Refunded, 5.10%, 9/01/13 ........................         1,860,000       1,936,706
Clovis MFR, Mandatory Put 11/01/10, Refunding, FNMA Insured, 5.10%, 11/01/30 ................         4,105,000       4,178,562
Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, FGIC Insured, zero cpn.,
  8/01/17 ...................................................................................         5,235,000       3,456,880
Coalinga COP, Custody Facility, Refunding, 4.25%, 4/01/10 ...................................         1,000,000       1,003,060
Compton COP, Civic Center and Capital Improvement, Refunding, Series A,
   5.00%, 9/01/08 ...........................................................................         2,965,000       3,007,963
   5.50%, 9/01/15 ...........................................................................         1,180,000       1,211,707
Conejo Valley USD, GO, Election of 1998,
   Series C, FSA Insured, zero cpn., 8/01/17 ................................................         2,500,000       1,650,850
   Series D, FGIC Insured, 4.50%, 8/01/18 ...................................................         3,850,000       4,005,733
   Series D, FGIC Insured, 4.50%, 8/01/19 ...................................................         4,000,000       4,143,720
Contra Costa Community College District GO, Election of 2002, FGIC Insured, 4.75%,
 8/01/18 ....................................................................................         2,450,000       2,549,152
Corona-Norco USD, PFA Special Tax Revenue, Series A, 5.25%, 9/01/25 .........................         2,235,000       2,280,549
Duarte RDA Tax Allocation, Merged Redevelopment Project Area, Refunding, 5.125%,
 10/01/16 ...................................................................................         2,630,000       2,702,036
Fairfax School District GO, Election of 2000, Series A, FGIC Insured, 5.00%, 11/01/17 .......           855,000         910,404
Fairfield Suisun Sewer District Sewer Revenue, Series A, Refunding, FGIC Insured, 5.00%,
 5/01/12 ....................................................................................           600,000         631,398
Folsom PFA Lease Revenue, City Hall and Community Center, Refunding, FSA Insured, 5.00%,
 10/01/17 ...................................................................................         1,275,000       1,359,163
Foothill/Eastern Corridor Agency Toll Road Revenue, Refunding, MBIA Insured, 5.00%,
 1/15/16 ....................................................................................         1,000,000       1,045,730
Fremont UHSD Santa Clara County GO, Series C, FSA Insured, Pre-Refunded, 4.25%,
 9/01/13 ....................................................................................         1,310,000       1,354,723
Fresno USD, GO, Election of 2001, Series D, MBIA Insured, 5.00%, 8/01/21 ....................         1,355,000       1,451,056
Galt Capital Improvements Authority Lease Revenue, Culture and Recreation Improvement
 Project, 5.00%, 4/01/12 ....................................................................         2,390,000       2,445,854
Galt Middle School Joint Powers Authority Special Tax, CFD No. 1, Refunding, 5.40%,
 9/01/12 ....................................................................................         1,955,000       2,016,739
Garden Grove Agency Community Development Tax Allocation, Garden Grove Community Project,
 Refunding, AMBAC Insured, 4.25%, 10/01/13 ..................................................         2,025,000       2,094,660
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Asset-Backed, ETM,
 5.00%, 6/01/12 .............................................................................         1,500,000       1,592,910
Hi-Desert Memorial Health Care District Revenue, Refunding, 5.125%, 10/01/07 ................           650,000         652,516
Huntington Beach PFAR, Lease Capital Improvement Refinancing Project, Refunding, Series B,
 AMBAC Insured,
   4.125%, 8/01/14 ..........................................................................         2,140,000       2,190,782
   4.25%, 8/01/15 ...........................................................................         2,080,000       2,137,990
Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing
  Project, Series B, FSA Insured, ETM, 6.25%, 8/01/11 .......................................           890,000         929,507


                                        Quarterly Statements of Investments | 17

Franklin California Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Irvine 1915 Act GO, AD No. 03-19, Group 2, Refunding,
    4.875%, 9/02/16 ..........................................................................      $  1,000,000    $  1,016,440
    5.00%, 9/02/18 ...........................................................................         1,000,000       1,017,920
    5.125%, 9/02/19 ..........................................................................         1,000,000       1,021,900
Irvine 1915 Act Special Assessment, AD No. 00-18,
    Group 2, 4.375%, 9/02/10 .................................................................           885,000         894,328
    Group 2, 4.70%, 9/02/12 ..................................................................         1,475,000       1,507,450
    Group 2, 4.80%, 9/02/13 ..................................................................         1,175,000       1,203,623
    Group 2, 5.125%, 9/02/17 .................................................................         1,705,000       1,744,096
    Group 3, 4.75%, 9/02/15 ..................................................................         1,000,000       1,013,200
    Group 3, 5.00%, 9/02/17 ..................................................................         1,000,000       1,019,730
Irvine USD Financing Authority Special Tax, Series A,
    4.70%, 9/01/15 ...........................................................................         1,095,000       1,112,454
    4.80%, 9/01/17 ...........................................................................         1,400,000       1,426,488
    4.875%, 9/01/18 ..........................................................................         1,570,000       1,601,400
    5.00%, 9/01/20 ...........................................................................         1,150,000       1,179,463
Kings River Conservation District Pine Flat Power Revenue, Refunding, Series E, 5.125%,
 1/01/18 .....................................................................................         1,735,000       1,792,515
Lake Elsinore PFA Tax Allocation Revenue,
   Lake Elsinore Redevelopment Projects, Series A, FSA Insured, 5.40%, 9/01/08 ...............           645,000         645,922
   Series A, 5.00%, 9/01/09 ..................................................................           945,000         956,491
Lake Elsinore School Financing Authority Revenue, Refunding, 6.00%, 9/01/11 ..................         1,000,000       1,019,390
Lancaster COP, School District Project, Refunding, FSA Insured, 5.125%, 4/01/14 ..............         2,000,000       2,069,240
Lemon Grove CDA Tax Allocation, 1998, Refunding,
   5.10%, 8/01/07 ............................................................................           205,000         205,435
   5.20%, 8/01/08 ............................................................................           215,000         217,122
Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A, 5.00%,
 12/01/19 ....................................................................................         5,000,000       5,184,600
Long Beach Community College District GO, Election of 2002, Series B, FGIC Insured, 5.00%,
 5/01/17 .....................................................................................         1,000,000       1,082,740
Los Altos School District GO, Refunding, AMBAC Insured, 5.00%, 8/01/22 .......................         5,000,000       5,377,650
Los Angeles Convention and Exhibition Center Authority Lease Revenue, Refunding, Series A,
 AMBAC Insured, 3.00%, 8/15/12 ...............................................................         4,525,000       4,363,277
Los Angeles County MTA, Sales Tax Revenue, Proposition A, first tier, Refunding, Series A, FSA
 Insured, 5.00%, 7/01/15 .....................................................................         5,345,000       5,558,533
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Project,
 Refunding, Series A, FSA Insured, 5.00%, 10/01/17 ...........................................         1,000,000       1,068,460
Los Angeles USD, GO,
   Election of 2004, Series C, FGIC Insured, 5.00%, 7/01/19 ..................................         2,035,000       2,170,958
   Election of 2005, Series C, AMBAC Insured, 5.00%, 7/01/21 .................................         8,420,000       9,051,247
   Refunding, MBIA Insured, 5.25%, 7/01/13 ...................................................         3,500,000       3,813,950
   Refunding, Series A-1, FGIC Insured, 5.00%, 7/01/21 .......................................        10,895,000      11,637,058
Lynwood PFAR, Water System Improvement Project, 6.15%, 6/01/08 ...............................           300,000         301,170
M-S-R Public Power Agency San Juan Project Revenue, Refunding, Series I, MBIA Insured,
   4.25%, 7/01/11 ............................................................................         5,055,000       5,200,988
   5.00%, 7/01/18 ............................................................................         1,000,000       1,046,540


18 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

--------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                       PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Marina Joint Powers Financing Authority MFHR, Abrams B Apartments Financing, Mandatory
 Put 11/15/16, FNMA Insured,
   3.90%, 11/15/36 ..........................................................................      $  3,540,000    $  3,539,894
   3.95%, 11/15/36 ..........................................................................         1,460,000       1,459,956
Metropolitan Water District Southern California GO, Waterworks, Series B, Pre-Refunded,
   4.125%, 3/01/13 ..........................................................................         1,000,000       1,021,520
   4.25%, 3/01/14 ...........................................................................         1,000,000       1,026,040
   4.30%, 3/01/15 ...........................................................................         1,000,000       1,027,850
Montebello USD, GO, Capital Appreciation, FGIC Insured, zero cpn.,
   8/01/18 ..................................................................................         1,455,000         911,747
   8/01/19 ..................................................................................         1,480,000         884,566
Moreno Valley USD, GO, Election of 2004, Series A, FSA Insured, 5.00%,
   8/01/17 ..................................................................................         2,000,000       2,152,100
   8/01/18 ..................................................................................         2,300,000       2,467,302
Morgan Hill USD, GO, FGIC Insured, Pre-Refunded, 4.25%, 8/01/14 .............................         1,585,000       1,643,962
Moulton-Niguel Water District GO, Consolidated, Refunding, AMBAC Insured, 5.00%,
 9/01/16 ....................................................................................         3,520,000       3,785,795
Murrieta COP, Road Improvement Project, 6.00%,
   4/01/07 ..................................................................................           235,000         235,000
   4/01/08 ..................................................................................           245,000         250,701
Nevada County COP, Refunding, MBIA Insured, 4.125%, 10/01/12 ................................         1,040,000       1,062,454
Orange County CFD No. 86-2 Special Tax, Rancho Santa Margarita, Refunding, Series A,
 5.375%, 8/15/12 ............................................................................         1,500,000       1,534,440
Orange County CFD Special Tax,
   No. 02-1, Ladera Ranch, Series A, 4.60%, 8/15/14 .........................................         1,000,000       1,023,330
   No. 02-1, Ladera Ranch, Series A, 4.75%, 8/15/15 .........................................         1,000,000       1,026,600
   No. 02-1, Ladera Ranch, Series A, 4.90%, 8/15/16 .........................................         1,285,000       1,321,520
   No. 03-1, Ladera Ranch, Series A, 4.90%, 8/15/17 .........................................         1,000,000       1,028,560
   No. 03-1, Ladera Ranch, Series A, 5.10%, 8/15/18 .........................................         1,000,000       1,032,830
   No. 04-1, Ladera Ranch, Series A, 4.70%, 8/15/18 .........................................         1,765,000       1,784,256
   No. 04-1, Ladera Ranch, Series A, 4.80%, 8/15/19 .........................................         1,945,000       1,966,142
   No. 04-1, Ladera Ranch, Series A, 4.85%, 8/15/20 .........................................         2,000,000       2,020,600
Orange County Recovery COP, Series A, MBIA Insured, ETM, 6.00%, 7/01/08 .....................         1,500,000       1,545,630
Oroville Hospital Revenue, Oroville Hospital, Series A, California Mortgage Insured, 5.125%,
 12/01/12 ...................................................................................         1,435,000       1,449,034
Oxnard Harbor District Revenue, Series A, 5.10%, 8/01/14 ....................................         1,000,000       1,033,200
Pajaro Valley USD, GO, Election of 2002, Series A, FSA Insured, Pre-Refunded, 5.00%,
 8/01/16 ....................................................................................         1,500,000       1,619,535
Palm Desert Financing Authority Tax Allocation Revenue,
   Project Area No. 1, As Amended, Series A, MBIA Insured, 5.00%, 4/01/23 ...................         7,690,000       8,176,392
   Refunding, MBIA Insured, 4.75%, 8/01/18 ..................................................         1,050,000       1,099,518
Pomona RDA Tax Allocation, Mountain Meadows Redevelopment Project, Refunding, Series X,
 5.35%, 12/01/16 ............................................................................         1,000,000       1,080,570
Poway RDA Tax Allocation, Paguay Redevelopment Project, Series A, MBIA Insured, 4.50%,
 6/15/14 ....................................................................................         4,595,000       4,783,763
Redlands USD, GO, Election of 2002, FSA Insured, 5.00%, 7/01/19 .............................         1,000,000       1,060,360


                                        Quarterly Statements of Investments | 19

Franklin California Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Richmond Joint Powers Financing Authority Revenue, Multiple Redevelopment Projects,
 Series B, ETM, 5.35%, 5/15/13 ...............................................................      $  2,000,000    $  2,083,180
Riverside County COP, Capital Improvement, Family Law, Refunding, Series A, FGIC Insured,
 5.00%,
   11/01/18 ..................................................................................         1,540,000       1,645,043
   11/01/19 ..................................................................................         1,615,000       1,719,151
Riverside USD, GO, Election of 2001, Series A, FGIC Insured, 4.00%, 2/01/13 ..................         1,000,000       1,018,180
Sacramento City USD, GO, Election of 1999, Series D, FSA Insured, 5.00%, 7/01/19 .............         1,465,000       1,557,603
Sacramento County Sanitation District Financing Authority Revenue, Sacramento Regional
 County Sanitation, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/18 ...................         9,155,000       9,999,366
Sacramento MUD Financing Authority Revenue, Cosumnes Project, MBIA Insured, 5.00%,
 7/01/21 .....................................................................................         3,305,000       3,547,488
San Bernardino County COP, Medical Center Financing Project, Refunding, 6.00%, 8/01/09 .......         2,000,000       2,091,460
San Carlos School District GO, Election of 2005, Series A, MBIA Insured, 5.00%, 10/01/22 .....         3,215,000       3,448,441
San Francisco BART District Sales Tax Revenue, Refunding, Series A, MBIA Insured, 5.00%,
 7/01/20 .....................................................................................         5,000,000       5,365,950
San Francisco City and County GO, Refunding, Series 1, FGIC Insured, 5.00%, 6/15/12 ..........         3,650,000       3,733,220
San Francisco City and County Redevelopment Financing Authority Tax Allocation,
 Redevelopment Projects, Series A, Pre-Refunded, zero cpn., 8/01/17 ..........................         3,825,000       2,263,712
San Joaquin County COP,
   General Hospital Project, Refunding, MBIA Insured, 5.00%, 9/01/17 .........................         1,000,000       1,038,810
   Solid Waste System Facilities Projects, MBIA Insured, 5.00%, 4/01/17 ......................         1,340,000       1,421,753
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation,
 Refunding, Series A, 5.60%, 1/15/16 .........................................................         3,000,000       3,198,840
San Jose MFHR, Countrybrook Project, Refunding, Series A, FNMA Insured, 4.95%, 4/01/12 .......         4,275,000       4,364,390
San Marcos Public Facilities Authority Revenue, Senior Tax Increment Project Area 3, Series A,
 MBIA Insured,
   ETM, 5.10%, 10/01/09 ......................................................................           515,000         534,498
   Pre-Refunded, 5.30%, 10/01/11 .............................................................           350,000         376,499
Sanger USD, GO, Election of 2006, Series A, FSA Insured, 5.00%,
   8/01/19 ...................................................................................         1,325,000       1,444,648
   8/01/20 ...................................................................................         1,510,000       1,639,181
Santa Ana COP, Refunding, Series A, AMBAC Insured, 4.25%, 6/01/13 ............................         1,405,000       1,451,056
Santa Ana USD, GO, Election of 1999, Series B, FGIC Insured, zero cpn., 8/01/14 ..............         3,125,000       2,353,219
Santa Clara 1915 Act, Reassessment District 187, Refunding, Series 1, 5.25%, 9/02/11 .........         1,720,000       1,778,686
Santa Clara County Financing Authority Lease Revenue, Multiple Facilities Projects, Refunding,
 Series A, AMBAC Insured, 4.50%, 5/15/12 .....................................................         2,900,000       2,952,838
Santa Monica-Malibu USD, COP, Series C, MBIA Insured,
   4.00%, 5/01/12 ............................................................................           525,000         530,896
   4.25%, 5/01/14 ............................................................................           840,000         857,304
   4.25%, 5/01/15 ............................................................................           875,000         891,371
   4.25%, 11/01/15 ...........................................................................           670,000         682,536
South County Regional Wastewater Authority Revenue, Regional Wastewater Facilities Project,
 Refunding, FSA Insured, 3.25%, 8/01/11 ......................................................         1,000,000         985,140
South Gate PFA Tax Allocation Revenue, South Gate Redevelopment Project No. 1, XLCA
 Insured, 5.00%, 9/01/16 .....................................................................         2,000,000       2,138,740


20 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

--------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                       PRINCIPAL AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
South Gate PFA Water Revenue, Refunding, Series A, FGIC Insured,
   5.35%, 10/01/07 ..........................................................................      $    995,000    $  1,004,234
   5.45%, 10/01/08 ..........................................................................         1,040,000       1,070,295
Stockton Health Facilities Revenue, Dameron Hospital Assn., Refunding, Series A, 5.35%,
 12/01/09 ...................................................................................           385,000         396,053
Stockton Port District Port Facilities Revenue, Refunding and Improvement, Series A, FSA
 Insured, 5.75%, 7/01/11 ....................................................................         1,295,000       1,327,699
Stockton Revenue, O'Connor Woods Housing Corp., Series A, 5.375%, 11/01/11 ..................         1,025,000       1,047,642
Sweetwater UHSD, COP, FSA Insured, 4.15%, 9/01/12 ...........................................         1,000,000       1,021,850
Tobacco Securitization Authority Northern California Tobacco Settlement Revenue, Asset-Backed
 Bonds, Series B,
   ETM, 4.25%, 6/01/09 ......................................................................           880,000         893,200
   ETM, 4.375%, 6/01/10 .....................................................................         1,665,000       1,706,126
   ETM, 4.50%, 6/01/11 ......................................................................         1,540,000       1,596,025
   Pre-Refunded, 4.60%, 6/01/12 .............................................................         1,760,000       1,830,787
   Pre-Refunded, 4.70%, 6/01/13 .............................................................         1,500,000       1,566,075
   Pre-Refunded, 4.80%, 6/01/14 .............................................................           725,000         759,720
Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A, 5.10%, 6/01/12 .......         1,000,000       1,055,700
University of California Revenues,
   Limited Project, Series B, FSA Insured, 5.00%, 5/15/21 ...................................         5,000,000       5,324,650
   Multiple Purpose Projects, Series N, FGIC Insured, 4.00%, 9/01/12 ........................         1,380,000       1,405,102
   Research Facilities, Series E, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/15 ...............         3,645,000       3,803,630
Victor Valley UHSD, COP, Refunding, AMBAC Insured, 5.00%, 11/15/21 ..........................         1,140,000       1,218,899
West Contra Costa USD, GO, Series B, FSA Insured, 4.00%, 8/01/12 ............................         1,875,000       1,910,981
Whittier Health Facility Revenue, Presbyterian Intercommunity Hospital,
   ETM, 5.00%, 6/01/11 ......................................................................         1,060,000       1,118,883
   ETM, 5.00%, 6/01/12 ......................................................................         2,225,000       2,373,586
   Pre-Refunded, 5.00%, 6/01/13 .............................................................         2,335,000       2,510,382
Yucaipa Valley Water District Water System Revenue COP, Series A, MBIA Insured,
   5.00%, 9/01/15 ...........................................................................         1,080,000       1,170,212
   5.25%, 9/01/20 ...........................................................................         1,325,000       1,439,083
                                                                                                                   ------------
                                                                                                                    463,615,115
                                                                                                                   ------------
U.S. TERRITORIES 2.1%
PUERTO RICO 0.6%
Puerto Rico Commonwealth GO, Public Improvement, FSA Insured, 5.25%, 7/01/16 ................         2,500,000       2,778,075
                                                                                                                   ------------
VIRGIN ISLANDS 1.5%
Virgin Islands PFAR, senior lien,
   Fund Loan Notes, Refunding, Series A, 5.40%, 10/01/12 ....................................         4,150,000       4,280,351
   Refunding, Series A, 5.30%, 10/01/11 .....................................................         1,000,000       1,026,750
Virgin Islands Water and Power Authority Water System Revenue, Refunding, 5.00%,
  7/01/09 ...................................................................................         2,000,000       2,018,420
                                                                                                                   ------------
                                                                                                                      7,325,521
                                                                                                                   ------------
TOTAL U.S. TERRITORIES ......................................................................                        10,103,596
                                                                                                                   ------------
TOTAL LONG TERM INVESTMENTS (COST $460,952,962) .............................................                       473,718,711
                                                                                                                   ------------


                                        Quarterly Statements of Investments | 21

Franklin California Tax-Free Trust

-------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                       PRINCIPAL AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 1.2%
  MUNICIPAL BONDS 1.2%
  CALIFORNIA 1.2%
a California State Department of Water Resources Power Supply Revenue,
     Refunding, Sub Series G-3, FSA Insured, Weekly VRDN and Put, 3.55%, 5/01/16 ............      $    900,000    $    900,000
     Series B-4, Daily VRDN and Put, 3.61%, 5/01/22 .........................................           100,000         100,000
     Series B-5, Daily VRDN and Put, 3.65%, 5/01/22 .........................................           800,000         800,000
     Series C-7, FSA Insured, Weekly VRDN and Put, 3.55%, 5/01/22 ...........................           500,000         500,000
a California State Economic Recovery Revenue, Series C-2, Weekly VRDN and Put, 3.65%,
   7/01/23 ..................................................................................           500,000         500,000
a California State GO, Kindergarten-University, Refunding, Series B-2, Daily VRDN and Put,
   3.55%, 5/01/34 ...........................................................................         2,940,000       2,940,000
                                                                                                                   ------------
 TOTAL SHORT TERM INVESTMENTS (COST $5,740,000) .............................................                         5,740,000
                                                                                                                   ------------
 TOTAL INVESTMENTS (COST $466,692,962) 98.9% ................................................                       479,458,711
 OTHER ASSETS, LESS LIABILITIES 1.1% ........................................................                         5,408,961
                                                                                                                   ------------
 NET ASSETS 100.0% ..........................................................................                      $484,867,672
                                                                                                                   ============

See Selected Portfolio Abreviations on page 29.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


22 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin California Tax-Free Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA LIMITED-TERM TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 70.7%
MUNICIPAL BONDS 70.7%
CALIFORNIA 61.8%
Brea and Olinda USD, GO, Election of 1999, Series A, FGIC Insured, 2.60%, 8/01/09 ...............      $    120,000    $    116,814
California Educational Facilities Authority Revenue, Santa Clara University, Refunding, Series A,
 FSA Insured, 2.625%, 9/01/09 ...................................................................           100,000          97,336
California Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series G,
 5.00%, 7/01/09 .................................................................................           750,000         770,587
California State Economic Recovery GO, Series A, 5.00%, 1/01/09 .................................           415,000         425,267
California State GO, Refunding, FSA Insured, 5.25%, 2/01/10 .....................................           445,000         465,506
California State Public Works Board Lease Revenue, Department of Corrections, Series C, 5.00%,
  6/01/07 .......................................................................................           500,000         501,070
California Statewide CDA Revenue,
   Kaiser Permanente, Mandatory Put 5/01/07, Series G, 2.30%, 4/01/34 ...........................           400,000         399,616
   TRAN, Series A-1, 4.50%, 6/29/07 .............................................................           500,000         500,960
   Viewpoint School, Refunding, ACA Insured, 3.50%, 10/01/08 ....................................           320,000         315,088
Foothill-De Anza Community College District GO, Election of 1999, Series B, 2.60%,
 8/01/08 ........................................................................................           100,000          98,318
Glendora PFAR Tax Allocation, Project No. 1, Refunding, Series A, MBIA Insured,
   2.00%, 9/01/07 ...............................................................................           100,000          99,112
   2.125%, 9/01/08 ..............................................................................           105,000         102,325
Lodi USD, COP, Capital Projects, Refunding, FSA Insured, 3.00%, 2/01/08 .........................           110,000         109,351
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Project, Refunding,
  Series A, FSA Insured, 4.00%, 10/01/08 ........................................................           500,000         504,110
Los Angeles County Schools Pooled Financing Program COP, GO, TRAN, Series A, 4.50%,
  6/29/07 .......................................................................................           500,000         500,960
Lynwood USD, GO, Election of 2002, Series A, FSA Insured, 4.00%, 8/01/10 ........................           100,000         101,584
Manteca USD Special Tax, CFD No. 89-1, AMBAC Insured, 2.50%, 9/01/08 ............................           250,000         245,242
North Orange County Community College District GO, Election of 2002, Series B, FGIC Insured,
  2.125%, 8/01/08 ...............................................................................           500,000         487,460
Placer County Water Agency Water Revenue COP, Refunding, MBIA Insured, 2.375%, 7/01/07 ..........           105,000         104,570
Poway RDA Tax Allocation, Paguay Redevelopment Project, Series A, MBIA Insured, 3.00%,
  6/15/09 .......................................................................................           100,000          98,597
Rio Linda Unified Elementary School District, Election of 2002, Series A, FSA Insured, 4.00%,
  8/01/10 .......................................................................................           100,000         101,584
Sacramento Power Authority Cogeneration Project Revenue, Refunding, AMBAC Insured, 4.00%,
  7/01/08 .......................................................................................         1,000,000       1,006,220
                                                                                                                       ------------
                                                                                                                          7,151,677
                                                                                                                       ------------
U.S. TERRITORIES 8.9%
GUAM 2.1%
Guam International Airport Authority Revenue, Series A, MBIA Insured, 2.375%, 10/01/08 ..........           250,000         243,175
                                                                                                                       ------------


                                        Quarterly Statements of Investments | 23

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA LIMITED-TERM TAX-FREE INCOME FUND                                            PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  PUERTO RICO 6.8%
  Puerto Rico Commonwealth GO, Public Improvement, Mandatory Put 7/01/08, Refunding,
    Series C, MBIA Insured, 5.00%, 7/01/28 ....................................................      $    370,000    $    376,397
  Puerto Rico Commonwealth Government Development Bank Revenue, senior notes, Series B,
    5.00%, 12/01/08 ...........................................................................           400,000         407,432
                                                                                                                     ------------
                                                                                                                          783,829
                                                                                                                     ------------
  TOTAL U.S. TERRITORIES ......................................................................                         1,027,004
                                                                                                                     ------------
  TOTAL LONG TERM INVESTMENTS (COST $8,239,141) ...............................................                         8,178,681
                                                                                                                     ------------
  SHORT TERM INVESTMENTS 28.0%
  MUNICIPAL BONDS 28.0%
  CALIFORNIA 28.0%
a California Health Facilities Financing Authority Revenue, Sutter Health, Refunding, Series B,
   AMBAC Insured, Daily VRDN and Put, 3.63%, 7/01/12 ..........................................           200,000         200,000
a California HFAR, MFH, Series D, Daily VRDN and Put, 3.70%, 2/01/31 ..........................           500,000         500,000
a California State Department of Water Resources Power Supply Revenue, Series C-7, FSA Insured,
   Weekly VRDN and Put, 3.55%, 5/01/22 ........................................................           400,000         400,000
a California State Economic Recovery Revenue,
     Series C-3, Daily VRDN and Put, 3.65%, 7/01/23 ...........................................           100,000         100,000
     Series C-16, FSA Insured, Weekly VRDN and Put, 3.50%, 7/01/23 ............................           320,000         320,000
a Irvine 1915 Act Special Assessment,
     AD No. 03-19, Series A, Daily VRDN and Put, 3.61%, 9/02/29 ...............................           300,000         300,000
     AD No. 97-13, Daily VRDN and Put, 3.61%, 9/02/23 .........................................           100,000         100,000
a Los Angeles Convention and Exhibition Center Authority Lease Revenue, Refunding, Series D,
   AMBAC Insured, Weekly VRDN and Put, 3.50%, 8/15/21 .........................................           300,000         300,000
a Metropolitan Water District Southern California Waterworks Revenue, Refunding,
     Series B-1, Daily VRDN and Put, 3.61%, 7/01/35 ...........................................           200,000         200,000
     Series B-3, Daily VRDN and Put, 3.65%, 7/01/35 ...........................................           200,000         200,000
a Newport Beach Revenue, Hoag Memorial Presbyterian Hospital,
     Series A, Weekly VRDN and Put, 3.65%, 10/01/26 ...........................................           200,000         200,000
     Series B, Weekly VRDN and Put, 3.65%, 10/01/26 ...........................................           225,000         225,000
a Orange County Sanitation District COP, Refunding, Series B, Daily VRDN and Put, 3.63%,
   8/01/30 ....................................................................................           200,000         200,000
                                                                                                                     ------------
  TOTAL SHORT TERM INVESTMENTS (COST $3,245,000) ..............................................                         3,245,000
                                                                                                                     ------------
  TOTAL INVESTMENTS (COST $11,484,141) 98.7% ..................................................                        11,423,681
  OTHER ASSETS, LESS LIABILITIES 1.3% .........................................................                           147,744
                                                                                                                     ------------
   NET ASSETS 100.0% ..........................................................................                      $ 11,571,425
                                                                                                                     ============

See Selected Portfolio Abbreviations on page 29.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


24 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin California Tax-Free Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                         PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 99.3%
  MUNICIPAL BONDS 99.3%
  CALIFORNIA 98.4%
a Alameda County IDAR, United Manufacturing Project, Series A, Weekly VRDN and Put, 3.65%,
   6/01/30 .....................................................................................      $  1,000,000    $  1,000,000
a Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
    Series A, AMBAC Insured, Weekly VRDN and Put, 3.46%, 4/01/36 ...............................        12,500,000      12,500,000
    Series B, AMBAC Insured, Weekly VRDN and Put, 3.50%, 4/01/39 ...............................        17,200,000      17,200,000
a Butte County Housing Authority MFR, Pine Tree Apartment Project, Weekly VRDN and Put,
   3.56%, 12/01/10 .............................................................................         1,112,000       1,112,000
a California Health Facilities Financing Authority Revenue,
    Catholic Healthcare West, Refunding, MBIA Insured, Weekly VRDN and Put, 3.58%,
      7/01/16 ..................................................................................         3,955,000       3,955,000
    Pooled Loan Program, Series B, FGIC Insured, Weekly VRDN and Put, 3.50%, 10/01/10 ..........         1,800,000       1,800,000
    Scripps Health, Refunding, Series A, MBIA Insured, Weekly VRDN and Put, 3.36%,
      10/01/22 .................................................................................         3,200,000       3,200,000
a California Infrastructure and Economic Development Bank Revenue,
    Goodwill Industries Orange County, Weekly VRDN and Put, 3.48%, 3/01/31 .....................         2,000,000       2,000,000
    Independent System Operating Corp. Project, Refunding, Series B, MBIA Insured, Weekly
      VRDN and Put, 3.47%, 4/01/08 .............................................................         3,300,000       3,300,000
    Independent System Operating Corp. Project, Refunding, Series C, MBIA Insured, Weekly
      VRDN and Put, 3.53%, 4/01/09 .............................................................         8,000,000       8,000,000
    J. Paul Getty Trust, Series B, Daily VRDN and Put, 3.62%, 4/01/33 ..........................         3,100,000       3,100,000
    San Francisco Ballet Assn., FGIC Insured, Daily VRDN and Put, 3.68%, 7/01/36 ...............         2,100,000       2,100,000
  California School Cash Reserve Program Authority COP, 2006-2007 TRAN, Series A, 4.50%,
   7/06/07 .....................................................................................        20,000,000      20,050,814
a California State Department of Water Resources Power Supply Revenue,
    Refunding, Sub Series F-1, Daily VRDN and Put, 3.61%, 5/01/19 ..............................         7,100,000       7,100,000
    Series B-4, Daily VRDN and Put, 3.61%, 5/01/22 .............................................         3,235,000       3,235,000
    Series B-5, Daily VRDN and Put, 3.65%, 5/01/22 .............................................           900,000         900,000
    Series B-6, Daily VRDN and Put, 3.61%, 5/01/22 .............................................         2,115,000       2,115,000
    Series C-5, Weekly VRDN and Put, 3.49%, 5/01/22 ............................................         5,000,000       5,000,000
    Series C-8, Weekly VRDN and Put, 3.50%, 5/01/22 ............................................         7,600,000       7,600,000
    Series C-9, Weekly VRDN and Put, 3.53%, 5/01/22 ............................................           300,000         300,000
    Series C-12, Weekly VRDN and Put, 3.55%, 5/01/22 ...........................................         6,700,000       6,700,000
a California State Economic Development Financing Authority Revenue,
    Calco Project, Weekly VRDN and Put, 3.62%, 4/01/27 .........................................         1,360,000       1,360,000
    KQED Inc. Project, Refunding, Weekly VRDN and Put, 3.55%, 4/01/20 ..........................           900,000         900,000
a California State Economic Recovery Revenue,
    Series C-3, Daily VRDN and Put, 3.65%, 7/01/23 .............................................           800,000         800,000
    Series C-8, Daily VRDN and Put, 3.55%, 7/01/23 .............................................         2,700,000       2,700,000
    Series C-9, Daily VRDN and Put, 3.55%, 7/01/23 .............................................           800,000         800,000
    Series C-14, XLCA Insured, Weekly VRDN and Put, 3.55%, 7/01/23 .............................        30,300,000      30,300,000
a California State GO,
    Kindergarten-University, Refunding, Series B-2, Daily VRDN and Put, 3.55%, 5/01/34 .........         3,150,000       3,150,000
    Kindergarten-University, Series B-3, Daily VRDN and Put, 3.61%, 5/01/34 ....................         1,000,000       1,000,000
    Refunding, Series B, Sub Series B-7, Daily VRDN and Put, 3.65%, 5/01/40 ....................         2,700,000       2,700,000
    Series A-3, Daily VRDN and Put, 3.65%, 5/01/33 .............................................         8,200,000       8,200,000
    Series B-1, Weekly VRDN and Put, 3.53%, 5/01/33 ............................................         5,000,000       5,000,000
    Series C-2, Weekly VRDN and Put, 3.55%, 5/01/33 ............................................         6,700,000       6,700,000


                                        Quarterly Statements of Investments | 25

Franklin California Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                      PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California State University Revenue, TECP, Series A, 3.49%, 6/08/07 .......................     $   25,000,000    $ 25,000,000
  California Statewide CDA Revenue,
   a Museum of Art Project, Series C, FGIC Insured, Weekly VRDN and Put, 3.54%, 12/01/34 ....          5,075,000       5,075,000
   a North Peninsula Jewish, Daily VRDN and Put, 3.68%, 7/01/34 .............................          3,000,000       3,000,000
     TRAN, Series A-1, 4.50%, 6/29/07 .......................................................         15,000,000      15,033,208
a Carlsbad USD, COP, School Facility Bridge Funding Program, FSA Insured, Weekly VRDN and
   Put, 3.55%, 9/01/14 ......................................................................            400,000         400,000
a Chico MFMR, Webb Homes Project, Monthly VRDN and Put, 3.65%, 1/01/10 ......................            770,000         770,000
a Commerce Joint Powers Financing Authority IDR, Weekly VRDN and Put, 3.65%, 11/01/14 .......          1,355,000       1,355,000
  East Bay MUD Wastewater System Revenue,
   a Refunding, Sub Series 2, XLCA Insured, Weekly VRDN and Put, 3.50%, 6/01/38 .............          4,650,000       4,650,000
     TECP, 3.55%, 5/09/07 ...................................................................          3,400,000       3,400,000
a Eastern Municipal Water District Water and Sewer Revenue COP, Refunding, Series B, MBIA
   Insured, Weekly VRDN and Put, 3.55%, 7/01/33 .............................................          2,360,000       2,360,000
a Elsinore Valley Municipal Water District COP, Series A, FGIC Insured, Weekly VRDN and Put,
   3.55%, 7/01/29 ...........................................................................         15,000,000      15,000,000
a Fremont PFA, COP, Weekly VRDN and Put, 3.49%, 8/01/30 .....................................          5,400,000       5,400,000
a Grant Joint UHSD, COP,
    School Facilities Bridge Funding Program, FSA Insured, Weekly VRDN and Put, 3.55%,
     9/01/34 ................................................................................          4,900,000       4,900,000
    Various Bridge Funding Program, FSA Insured, Weekly VRDN and Put, 3.55%, 7/01/37 ........         10,000,000      10,000,000
a Hillsborough COP, Water and Sewer System Project, Refunding, Series B, Weekly VRDN and Put,
   3.55%, 6/01/30 ...........................................................................          4,100,000       4,100,000
a Irvine 1915 Act Special Assessment,
    AD No. 00-18, Series A, Daily VRDN and Put, 3.61%, 9/02/26 ..............................          3,027,000       3,027,000
    AD No. 03-19, Series A, Daily VRDN and Put, 3.61%, 9/02/29 ..............................          5,567,000       5,567,000
    AD No. 03-19, Series B, Daily VRDN and Put, 3.65%, 9/02/29 ..............................          1,105,000       1,105,000
    AD No. 05-21, Series A, Daily VRDN and Put, 3.65%, 9/02/31 ..............................          5,900,000       5,900,000
    AD No. 93-14, Daily VRDN and Put, 3.65%, 9/02/25 ........................................          1,956,000       1,956,000
    AD No. 94-13, Daily VRDN and Put, 3.61%, 9/02/22 ........................................          5,600,000       5,600,000
    AD No. 97-13, Daily VRDN and Put, 3.61%, 9/02/23 ........................................          2,954,000       2,954,000
    AD No. 97-16, Daily VRDN and Put, 3.61%, 9/02/22 ........................................          1,600,000       1,600,000
a Irvine Improvement Bond Act 1915 Revenue, AD No. 94-15, Refunding, Daily VRDN and Put,
   3.61%, 9/02/20 ...........................................................................          5,367,000       5,367,000
a Irvine Ranch Water District GO,
    Consolidated ID, Daily VRDN and Put, 3.57%, 6/01/15 .....................................          2,575,000       2,575,000
    District Nos. 105 140 240 and 250, Daily VRDN and Put, 3.65%, 1/01/21 ...................          4,500,000       4,500,000
a Los Angeles COP, Kadima Hebrew Academy, Series A, Weekly VRDN and Put, 3.55%,
   8/01/35 ..................................................................................          1,300,000       1,300,000
  Los Angeles County GO, TRAN, Series A, 4.50%, 6/29/07 .....................................         20,000,000      20,047,089
a Los Angeles County Pension Obligation Revenue, Refunding,
    Series A, AMBAC Insured, Weekly VRDN and Put, 3.55%, 6/30/07 ............................            500,000         500,000
    Series B, AMBAC Insured, Weekly VRDN and Put, 3.55%, 6/30/07 ............................          1,200,000       1,200,000
  Los Angeles County Schools Pooled Financing Program COP, GO, TRAN, Series A, 4.50%,
   6/29/07 ..................................................................................         10,000,000      10,023,544


26 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                         PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
a Los Angeles Department of Water and Power Waterworks Revenue,
    Sub Series B-2, Daily VRDN and Put, 3.61%, 7/01/35 .........................................      $ 15,000,000    $ 15,000,000
    Sub Series B-4, Weekly VRDN and Put, 3.53%, 7/01/35 ........................................         6,650,000       6,650,000
a Los Angeles MFR, Casden Project, Series K, Weekly VRDN and Put, 3.58%, 7/01/10 ...............           145,507         145,507
a Los Angeles Wastewater System Revenue, Refunding,
    Sub Series A, FGIC Insured, Weekly VRDN and Put, 3.55%, 12/01/31 ...........................         4,895,000       4,895,000
    Sub Series B-1, XLCA Insured, Weekly VRDN and Put, 3.52%, 6/01/28 ..........................         4,550,000       4,550,000
a M-S-R Public Power Agency San Juan Project Revenue, sub. lien, Refunding, Series F, MBIA
   Insured, Daily VRDN and Put, 3.68%, 7/01/22 .................................................         7,135,000       7,135,000
a Metropolitan Water District Southern California Waterworks Revenue,
    Refunding, Series A, AMBAC Insured, Weekly VRDN and Put, 3.52%, 6/01/23 ....................         6,270,000       6,270,000
    Refunding, Series B-1, Daily VRDN and Put, 3.61%, 7/01/35 ..................................         8,275,000       8,275,000
    Refunding, Series B-3, Daily VRDN and Put, 3.65%, 7/01/35 ..................................           700,000         700,000
    Refunding, Series B-4, Weekly VRDN and Put, 3.54%, 7/01/35 .................................         7,000,000       7,000,000
    Refunding, Series C-1, Weekly VRDN and Put, 3.52%, 7/01/30 .................................         3,000,000       3,000,000
    Series C, Weekly VRDN and Put, 3.55%, 7/01/28 ..............................................        13,200,000      13,200,000
a Murrieta Valley USD, COP, School Facility Bridge Funding Program, FSA Insured, Weekly VRDN
   and Put, 3.55%, 6/01/23 .....................................................................         1,700,000       1,700,000
a Northern California Public Power Agency Revenue, Hydroelectric Project No. 1, Refunding,
   Series A, MBIA Insured, Weekly VRDN and Put, 3.55%, 7/01/23 .................................         8,700,000       8,700,000
a Oakland COP, Capital Equipment Project, Weekly VRDN and Put, 3.55%, 12/01/15 .................         5,300,000       5,300,000
a Orange County Apartment Development Revenue, Aliso Creek Project Refunding, Series B,
   Weekly VRDN and Put, 3.52%, 11/01/22 ........................................................         7,000,000       7,000,000
a Orange County Sanitation District COP,
    Daily VRDN and Put, 3.55%, 2/01/36 .........................................................        25,000,000      25,000,000
    Refunding, Series A, Daily VRDN and Put, 3.63%, 8/01/29 ....................................           300,000         300,000
    Refunding, Series B, Daily VRDN and Put, 3.63%, 8/01/30 ....................................           550,000         550,000
a Pajaro Valley USD, COP, School Facility Bridge Funding Program, FSA Insured, Weekly VRDN
   and Put, 3.55%, 9/01/31 .....................................................................           700,000         700,000
a Rancho Water District Financing Authority Revenue, Refunding, Series A, FGIC Insured, Weekly
   VRDN and Put, 3.55%, 8/01/29 ................................................................         5,200,000       5,200,000
  Ravenswood City School District Revenue, TRAN, 4.50%, 7/05/07 ................................         2,555,000       2,560,128
a Riverside County Asset Leasing Corp. Leasehold Revenue, Southwest Justice Center, Series B,
   MBIA Insured, Weekly VRDN and Put, 3.55%, 11/01/32 ..........................................         5,000,000       5,000,000
a Riverside County COP, Riverside County Public Facilities, ACES, Series B, Weekly VRDN and Put,
   3.51%, 12/01/15 .............................................................................         1,500,000       1,500,000
  Riverside County Teeter Obligation Revenue, TECP, 3.55%, 5/09/07 .............................         6,000,000       6,000,000
a Sacramento County COP, Administration Center and Courthouse Project, Weekly VRDN and Put,
   3.49%, 6/01/20 ..............................................................................        15,065,000      15,065,000
  Sacramento County GO, TRAN, 4.50%, 7/17/07 ...................................................        15,000,000      15,038,033
a Sacramento County Sanitation District Financing Authority Revenue, Series C, Weekly VRDN and
   Put, 3.55%, 12/01/30 ........................................................................        28,600,000      28,600,000
a San Francisco City and County RDA, MFR, Fillmore Center, Refunding, Series B-2, Weekly VRDN
   and Put, 3.64%, 12/01/17 ....................................................................         1,000,000       1,000,000
a San Jose RDAR, Merged Area Redevelopment Project, Series A, Weekly VRDN and Put, 3.52%,
   7/01/26 .....................................................................................         5,000,000       5,000,000


                                        Quarterly Statements of Investments | 27

Franklin California Tax-Free Trust

--------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                      PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
a San Mateo UHSD, COP, School Facility Bridge Funding Program, FSA Insured, Daily VRDN and
   Put, 3.55%, 9/01/34 ......................................................................      $  9,800,000    $  9,800,000
a Santa Clara County Housing Authority MFHR, Benton Park Central Apartments, Refunding,
   Series A, FNMA Insured, Weekly VRDN and Put, 3.57%, 12/15/25 .............................         5,000,000       5,000,000
a South Placer Wastewater Authority Wastewater Revenue, Series B, FGIC Insured, Weekly VRDN
   and Put, 3.67%, 11/01/35 .................................................................        15,400,000      15,400,000
a Southern California Public Power Authority Power Project Revenue, Palo Verde Project,
   Refunding, Series C, AMBAC Insured, Weekly VRDN and Put, 3.55%, 7/01/17 ..................           700,000         700,000
a Southern California Public Power Authority Transmission Project Revenue, Southern
   Transmission, Refunding,
    AMBAC Insured, Weekly VRDN and Put, 3.55%, 7/01/19 ......................................        13,315,000      13,315,000
    Series A, FSA Insured, Weekly VRDN and Put, 3.55%, 7/01/23 ..............................         4,000,000       4,000,000
    Series B, FSA Insured, Weekly VRDN and Put, 3.50%, 7/01/23 ..............................         6,600,000       6,600,000
a Stanislaus Waste to Energy Financing Agency Revenue, Solid Waste Facility, Ogden Martin
   Systems Project, Refunding, MBIA Insured, Weekly VRDN and Put, 3.50%, 1/01/10 ............         2,400,000       2,400,000
a Turlock Irrigation District COP, Capital Improvement and Refunding Project, Daily VRDN and
   Put, 3.68%, 1/01/31 ......................................................................         1,900,000       1,900,000
a Tustin 1915 Act Special Assessment, Reassessment District No. 95-2, Series A, Daily VRDN
   and Put, 3.61%, 9/02/13 ..................................................................        16,569,000      16,569,000
a Union City MFR, Housing Mission Sierra, Refunding, Series A, FNMA Insured, Weekly VRDN
   and Put, 3.57%, 7/15/29 ..................................................................         2,000,000       2,000,000
a Vallejo Housing Authority MFR, FNMA Insured, Weekly VRDN and Put, 3.55%, 5/15/22 ..........         1,985,000       1,985,000
a WateReuse Finance Authority Revenue, FSA Insured, Weekly VRDN and Put, 3.50%,
   5/01/28 ..................................................................................        17,775,000      17,775,000
a Western Placer Union School COP, Facilities Project B, Weekly VRDN and Put, 3.54%,
   8/01/23 ..................................................................................         4,800,000       4,800,000
a Western Riverside County Regional Wastewater Authority Revenue, Regional Wastewater
   Treatment, Daily VRDN and Put, 3.63%, 4/01/28 ............................................           950,000         950,000
                                                                                                                   ------------
                                                                                                                    663,770,323
                                                                                                                   ------------
  U.S. TERRITORIES 0.9%
  PUERTO RICO 0.9%
  Puerto Rico Commonwealth Revenue, TRAN, 4.50%, 7/30/07 ....................................         6,000,000       6,016,835
                                                                                                                   ------------
  TOTAL SHORT TERM INVESTMENTS (COST $669,787,158) ..........................................                       669,787,158
  OTHER ASSETS, LESS LIABILITIES 0.7% .......................................................                         4,384,796
                                                                                                                   ------------
  NET ASSETS 100.0% .........................................................................                      $674,171,954
                                                                                                                   ============

See Selected Portfolio Abbreviations on page 29.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

28 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin California Tax-Free Trust

SELECTED PORTFOLIO ABBREVIATIONS

1915 ACT  - Improvement Bond Act of 1915
ABAG      - The Association of Bay Area Governments
ACA       - American Capital Access Holdings Inc.
ACES      - Adjustable Convertible Exempt Security
AD        - Assessment District
AMBAC     - American Municipal Bond Assurance Corp.
BART      - Bay Area Rapid Transit
CDA       - Community Development Authority/Agency
CFD       - Community Facilities District
COP       - Certificate of Participation
ETM       - Escrow to Maturity
FGIC      - Financial Guaranty Insurance Co.
FNMA      - Federal National Mortgage Association
FSA       - Financial Security Assurance Inc.
GO        - General Obligation
HFA       - Housing Finance Authority/Agency
HFAR      - Housing Finance Authority Revenue
ID        - Improvement District
IDAR      - Industrial Development Authority Revenue
IDR       - Industrial Development Revenue
MBIA      - Municipal Bond Investors Assurance Corp.
MFH       - Multi-Family Housing
MFHR      - Multi-Family Housing Revenue
MFMR      - Multi-Family Mortgage Revenue
MFR       - Multi-Family Revenue
MTA       - Metropolitan Transit Authority
MUD       - Municipal Utility District
PFA       - Public Financing Authority
PFAR      - Public Financing Authority Revenue
RDA       - Redevelopment Agency/Authority
RDAR      - Redevelopment Agency Revenue
SFM       - Single Family Mortgage
TECP      - Tax-Exempt Commercial Paper
TRAN      - Tax and Revenue Anticipation Note
UHSD      - Unified/Union High School District
USD       - Unified/Union School District
XLCA      - XL Capital Assurance


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 29

Franklin California Tax-Free Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin California Tax-Free Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of four funds (the Funds). All Funds are diversified, except the Franklin California Intermediate-Term Tax-Free Income Fund, which is non-diversified.

2. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Securities in the Franklin California Tax-Exempt Money Fund are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

All security valuation procedures are approved by the Trust's Board of Trustees.


30 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

3. INCOME TAXES

At March 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                     --------------------------------------------------------------------
                                                     FRANKLIN CALIFORNIA     FRANKLIN CALIFORNIA     FRANKLIN CALIFORNIA
                                                           INSURED            INTERMEDIATE-TERM          LIMITED-TERM
                                                     TAX-FREE INCOME FUND    TAX-FREE INCOME FUND    TAX-FREE INCOME FUND
                                                     --------------------------------------------------------------------
Cost of investments ..............................      $ 1,868,530,269         $ 466,655,244           $   11,484,141
                                                     =================================================================
Unrealized appreciation ..........................          135,335,254         $  13,202,588                      292
Unrealized depreciation ..........................      $      (258,182)             (399,121)          $      (60,752)
                                                     -----------------------------------------------------------------
Net unrealized appreciation
 (depreciation) ..................................      $   135,077,072         $  12,803,467           $      (60,460)
                                                     =================================================================

At March 31, 2007, the cost of investments for book and income tax purposes was the same for the Franklin California Tax-Exempt Money Fund.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 31

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


ITEM 3. EXHIBITS.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    May 24, 2007


By /S/GALEN G. VETTER
   -------------------
      Galen G. Vetter
      Chief Financial Officer
Date    May 24, 2007





                                Exhibit A



I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN CALIFORNIA TAX-FREE TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

May 24, 2007

/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration














I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN CALIFORNIA TAX-FREE TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

May 24, 2007

/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer